UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08922
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                   Mutual of America Institutional Funds, Inc.
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               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
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               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                          Executive Vice President and
                                    Treasurer
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                               New York, NY 10022
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                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (212) 224-1600
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005

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

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Quarterly Schedules of Investments follow:

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.                              598           32,974
Alcoa, Inc.                                               2,341           57,167
Allegheny Technologies, Inc.                                235            7,280
Ball Corp.                                                  289           10,618
Bemis Co.                                                   281            6,941
Dow Chemical Co.                                          2,588          107,842
Du Pont (E.I.) de Nemours & Co.                           2,669          104,545
Eastman Chemical Co.                                        219           10,286
Ecolab, Inc.                                                494           15,773
Engelhard Corp.                                             321            8,959
Freeport-McMoran Copper Cl B                                470           22,837
Georgia-Pacific                                             698           23,774
Hercules, Inc.*                                             295            3,605
International Paper Co.                                   1,316           39,217
Intl. Flavors & Fragrances                                  219            7,805
Louisiana-Pacific Corp.                                     291            8,058
MeadWestvaco Corp.                                          493           13,617
Monsanto Co.                                                721           45,243
Newmont Mining Corp. Holding Co.                          1,197           56,462
Nucor Corp.                                                 419           24,717
PPG Industries, Inc.                                        455           26,931
Pactiv Corp.*                                               402            7,043
Phelps Dodge Corp.                                          253           32,915
Praxair, Inc.                                               868           41,603
Rohm & Haas Co.                                             390           16,041
Sealed Air Corp.*                                           219           10,394
Sigma-Aldrich Corp.                                         181           11,595
Temple-Inland, Inc.                                         300           12,255
United States Steel Group                                   300           12,705
Vulcan Materials Co.                                        270           20,037
Weyerhaeuser Co.                                            657           45,169
                                                                         -------
                                                                         844,408
                                                                         -------
CONSUMER, CYCLICAL (5.8%)
AutoZone, Inc.*                                             149           12,404
Autonation, Inc.*                                           484            9,665
Bed Bath & Beyond, Inc.*                                    794           31,903
Best Buy Co., Inc.                                        1,086           47,274

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Big Lots, Inc.*                                             296            3,253
Black & Decker Corp.                                        210           17,239
Brunswick Corp.                                             255            9,621
Carnival Corp.                                            1,158           57,877
Centex Corp                                                 344           22,216
Circuit City Group, Inc.                                    441            7,568
Clear Channel Communications*                             1,456           47,888
Coach, Inc.*                                              1,020           31,987
Comcast Corp. Cl A*                                       5,893          173,136
Cooper Tire & Rubber Co.                                    168            2,565
D.R. Horton, Inc.                                           730           26,441
Dana Corp.                                                  395            3,717
Darden Restaurants, Inc.                                    360           10,933
Delphi Corporation                                        1,507            4,159
Dillard's, Inc. Cl A                                        173            3,612
Disney (Walt) Co.                                         5,394          130,157
Dollar General Corp.                                        861           15,791
Dow Jones & Co.                                             158            6,034
Eastman Kodak Co.                                           771           18,758
Family Dollar Stores, Inc.                                  440            8,743
Federated Dept. Stores                                      712           47,611
Ford Motor Co.                                            4,973           49,034
Fortune Brands, Inc.                                        392           31,881
Gannett Co., Inc.                                           660           45,428
Gap, Inc.                                                 1,555           27,104
General Motors Corp.                                      1,518           46,466
Genuine Parts Co.                                           459           19,691
Goodyear Tire & Rubber Co.*                                 472            7,358
Harley-Davidson, Inc.                                       736           35,652
Harrah's Entertainment, Inc.                                493           32,139
Hasbro, Inc.                                                480            9,432
Hilton Hotels Corp.                                         879           19,619
Home Depot, Inc.                                          5,744          219,076
International Game Technology                               906           24,462
Interpublic Group of Cos., Inc.                           1,135           13,211
Johnson Controls, Inc.                                      517           32,080
Jones Apparel Group, Inc.                                   321            9,149

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
KB Home                                                     208           15,226
Knight-Ridder, Inc.                                         188           11,032
Kohl's Corp.*                                               925           46,417
Leggett & Platt                                             502           10,140
Limited Brands, Inc.                                        937           19,143
Liz Claiborne, Inc.                                         286           11,246
Lowe's Companies, Inc.                                    2,092          134,725
Marriott International, Inc.                                459           28,917
Mattel, Inc.                                              1,085           18,098
Maytag Corp.                                                209            3,816
McDonald's Corp.                                          3,354          112,325
McGraw-Hill Cos., Inc.                                    1,003           48,184
Meredith Corp.                                              119            5,937
NIKE, Inc. Cl B                                             513           41,902
New York Times Co. Cl A                                     383           11,394
Newell Rubbermaid, Inc.                                     739           16,738
News Corp., Inc                                           6,574          102,489
Nordstrom, Inc.                                             594           20,386
Office Depot, Inc.*                                         849           25,215
OfficeMax, Inc.                                             190            6,017
Omnicom Group, Inc.                                         489           40,895
Penney (J.C.) Co., Inc.                                     672           31,866
Pulte Homes, Inc.                                           576           24,722
RadioShack Corp.                                            366            9,077
Reebok International, Ltd.                                  147            8,316
Sears Holding Corp.*                                        270           33,596
Sherwin-Williams Co.                                        305           13,441
Snap-On, Inc.                                               153            5,526
Stanley Works                                               197            9,196
Staples, Inc.                                             1,972           42,043
Starbucks Corp.*                                          1,028           51,503
Starwood Hotels & Resorts                                   584           33,387
TJX Companies, Inc.                                       1,250           25,600
Target Corp.                                              2,374          123,282
Tiffany & Co.                                               383           15,232
Time Warner, Inc.*                                       12,597          228,132
Tribune Co.                                                 712           24,130

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Univision Communications, Inc.                              618           16,396
V F Corp.                                                   240           13,913
Viacom, Inc. Cl B                                         4,251          140,326
Visteon Corp.*                                              340            3,325
Wendy's International, Inc.                                 310           13,997
Whirlpool Corp.                                             175           13,260
Yum! Brands, Inc.                                           765           37,034
eBay, Inc.*                                               2,979          122,735
                                                                       ---------
                                                                       3,142,611
                                                                       ---------
CONSUMER, NON-CYCLICAL (5.3%)
Alberto-Culver Co. Cl A                                     202            9,040
Albertson's, Inc.                                           989           25,368
Altria Group, Inc.                                        5,569          410,491
Anheuser-Busch Cos., Inc.                                 2,084           89,695
Archer-Daniels-Midland Co.                                1,746           43,056
Avon Products, Inc.                                       1,263           34,101
Brown-Forman Corp. Cl B                                     223           13,277
CVS Corp.                                                 2,181           63,271
Campbell Soup Co.                                           496           14,756
Clorox Co.                                                  289           16,051
Coca-Cola Co.                                             5,572          240,655
Coca-Cola Enterprises, Inc.                                 809           15,776
Colgate-Palmolive Co.                                     1,394           73,589
ConAgra Foods, Inc.                                       1,390           34,403
Constellation Brands Inc. Cl A                              520           13,515
Costco Wholesale Corp.                                    1,286           55,414
General Mills, Inc.                                         975           46,995
Gillette Co.                                              2,413          140,437
Heinz (H.J.) Co.                                            919           33,580
Hershey Food Corp.                                          493           27,761
Kellogg Co.                                                 687           31,691
Kimberly Clark Corp.                                      1,278           76,079
Kroger Co.*                                               1,943           40,006
McCormick & Co., Inc.                                       356           11,616
Molson Coors Brewing Co.                                    154            9,858
Pepsi Bottling Group, Inc.                                  373           10,649
PepsiCo, Inc.                                             4,481          254,118

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont'd.)
Proctor & Gamble Co.                                     6,605           392,733
RJ Reynolds Tobacco Holdings                               229            19,012
Safeway, Inc.                                            1,204            30,822
Sara Lee Corp.                                           2,105            39,890
Supervalu, Inc.*                                           365            11,359
Sysco Corp.                                              1,699            53,298
Tyson Foods, Inc.                                          674            12,166
UST, Inc.                                                  434            18,167
Wal-Mart Stores, Inc.                                    6,702           293,682
Walgreen Co.                                             2,744           119,227
Wrigley (Wm.) Jr. Co.                                      482            34,646
                                                                       ---------
                                                                       2,860,250
                                                                       ---------
ENERGY (5.6%)
Amerada Hess Corp.                                         223            30,663
Anadarko Petroleum Corp.                                   634            60,706
Apache Corp.                                               882            66,344
Ashland, Inc.                                              199            10,993
BJ Services Co.                                            865            31,131
Baker Hughes, Inc.                                         914            54,548
Burlington Resources, Inc.                               1,016            82,621
ChevronTexaco Corp.                                      6,043           391,163
ConocoPhillips                                           3,735           261,114
Devon Energy Corp.                                       1,216            83,466
EOG Resources, Inc.                                        644            48,236
El Paso Corp.                                            1,769            24,589
Exxon Mobil Corp.                                       16,920         1,075,097
Halliburton Co.                                          1,364            93,461
Kerr-McGee Corp.                                           307            29,813
Kinder Morgan, Inc.                                        256            24,617
Marathon Oil Corp.                                         982            67,689
Murphy Oil Corp.                                           440            21,943
Nabors Industries, Ltd.*                                   423            30,384
National-Oilwell, Inc.*                                    465            30,597
Noble Corporation*                                         367            25,125
Occidental Petroleum                                     1,073            91,666
Rowan Cos., Inc.                                           292            10,363
Schlumberger, Ltd.                                       1,579           133,236

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
ENERGY (Cont'd.)
Sunoco, Inc.                                               364            28,465
Transocean, Inc.*                                          882            54,075
Valero Energy Corp.                                        820            92,709
Weatherford International, Ltd.                            371            25,473
Williams Cos., Inc.                                      1,535            38,452
XTO Energy, Inc.                                           969            43,915
                                                                       ---------
                                                                       3,062,654
                                                                       ---------
FINANCIAL (11.0%)
Ace, Ltd.                                                  774            36,432
Aflac, Inc.                                              1,346            60,974
Allstate Corp.                                           1,762            97,421
AmSouth Bancorporation                                     932            23,542
Ambac Financial Group, Inc.                                286            20,609
American Express Co.                                     3,330           191,275
American Int'l. Group, Inc.                              6,964           431,489
Aon Corp.                                                  855            27,428
Apartment Investment & Mgmt. Co.                           251             9,734
Archstone-Smith Trust                                      568            22,646
BB & T Corp.                                             1,469            57,364
Bank of America Corp.                                   10,782           453,922
Bank of New York Co., Inc.                               2,089            61,437
Bear Stearns Cos., Inc.                                    298            32,706
CIT Group Hldgs., Inc.                                     541            24,442
Capital One Financial Corp.                                775            61,628
Charles Schwab Corp.                                     2,789            40,245
Chubb Corp.                                                532            47,641
Cincinnati Financial Corp.                                 469            19,646
Citigroup, Inc.                                         13,874           631,544
Comerica, Inc.                                             447            26,328
Compass Bancshares, Inc.                                   325            14,895
Countrywide Financial Corp.                              1,596            52,636
E*Trade Financial Corp.*                                   994            17,494
Equity Office Properties                                 1,102            36,046
Equity Residential                                         771            29,182
Fannie Mae                                               2,597           116,398
Federated Investors, Inc.                                  227             7,543
Fifth Third Bancorp                                      1,492            54,801

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
First Tennessee Natl.                                      336            12,214
Franklin Resources, Inc.                                   398            33,416
Freddie Mac                                              1,854           104,677
Golden West Financial Corp.                                686            40,742
Goldman Sachs Group, Inc.                                1,248           151,732
Hartford Financial Svc. Gp., Inc.                          804            62,045
Huntington Bancshares, Inc.                                619            13,909
J.P. Morgan Chase & Co.                                  9,427           319,858
Janus Capital Group                                        598             8,641
Jefferson-Pilot Corp.                                      359            18,370
KeyCorp.                                                 1,098            35,411
Lehman Brothers Hldgs.                                     725            84,448
Lincoln National Corp.                                     458            23,825
Loews Corp.                                                364            33,637
M & T Bank Corp.                                           217            22,939
MBIA, Inc.                                                 357            21,641
MBNA Corp.                                               3,375            83,160
MGIC Investment Corp.                                      255            16,371
Marsh & McLennan Cos., Inc.                              1,436            43,640
Marshall & Ilsley Corp.                                    561            24,409
Mellon Financial Corp.                                   1,114            35,615
Merrill Lynch & Co., Inc.                                2,492           152,884
MetLife, Inc.                                            2,030           101,175
Moody's Corp.                                              678            34,632
Morgan Stanley                                           2,915           157,235
National City Corp.                                      1,526            51,029
North Fork Bancorp, Inc.                                 1,284            32,742
Northern Trust Corp.                                       498            25,174
PNC Financial Services Group                               780            45,256
Plum Creek Timber Co.                                      494            18,728
Principal Financial Group, Inc.                            751            35,575
Progressive Corp. of Ohio                                  526            55,109
Prologis Trust                                             502            22,244
Providian Financial Corp.*                                 791            13,985
Prudential Financial, Inc.                               1,376            92,963
Public Storage, Inc.*                                      222            14,874
Regions Financial Corp.                                  1,236            38,464

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
SLM Corporation                                          1,120            60,077
Safeco Corp.                                               335            17,882
Simon Property Group                                       491            36,393
Sovereign Bancorp, Inc.                                    971            21,401
St. Paul Travelers Cos., Inc.                            1,813            81,349
State Street Corp.                                         888            43,441
Suntrust Banks, Inc.                                       973            67,575
Synovus Financial Corp.                                    837            23,202
T. Rowe Price Group, Inc.                                  348            22,724
Torchmark Corp.                                            284            15,004
UNUM Provident Corp.                                       799            16,380
US Bancorp                                               4,904           137,704
Vornado Realty Trust                                       320            27,718
Wachovia Corp.                                           4,233           201,448
Washington Mutual, Inc.                                  2,360            92,559
Wells Fargo & Company                                    4,530           265,322
XL Capital Limited                                         377            25,647
Zions Bancorporation                                       236            16,806
                                                                       ---------
                                                                       5,962,849
                                                                       ---------
HEALTHCARE (7.2%)
Abbott Laboratories                                      4,171           176,850
Aetna, Inc.                                                773            66,586
Allergan, Inc.                                             346            31,701
Amerisource Bergen Corp.                                   275            21,258
Amgen, Inc.*                                             3,311           263,787
Applera Corp.-Applied Biosys                               516            11,992
Bard (C.R.), Inc.                                          275            18,158
Bausch & Lomb, Inc.                                        141            11,376
Baxter Intl., Inc.                                       1,670            66,583
Becton Dickinson & Co.                                     664            34,814
Biogen Idec, Inc.*                                         909            35,887
Biomet, Inc.                                               664            23,047
Boston Scientific Corp.*                                 1,585            37,041
Bristol-Myers Squibb Co.                                 5,249           126,291
CIGNA Corp.                                                346            40,780
Cardinal Health, Inc.                                    1,145            72,639
Caremark Rx, Inc.*                                       1,201            59,966

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Chiron Corp.*                                              292            12,737
Coventry Health Care*                                      288            24,774
Express Scripts, Inc.*                                     400            24,880
Forest Laboratories, Inc.*                                 912            35,541
Genzyme Corp. (Genl. Div)*                                 689            49,360
Gilead Sciences, Inc.*                                   1,223            59,633
Guidant Corp.                                              886            61,037
HCA, Inc.                                                1,213            58,127
Health Management Associates                               663            15,561
Hospira, Inc.*                                             429            17,576
Humana, Inc.*                                              436            20,876
IMS Health, Inc.                                           597            15,026
Johnson & Johnson                                        7,983           505,164
King Pharmaceuticals, Inc.*                                649             9,982
Laboratory Corp. of America*                               355            17,292
Lilly (Eli) & Co.                                        3,043           162,861
Manor Care, Inc.                                           207             7,951
McKesson Corp.                                             827            39,241
Medco Health Solutions*                                    824            45,180
Medimmune, Inc.*                                           653            21,973
Medtronic, Inc.                                          3,250           174,265
Merck & Co., Inc.                                        5,892           160,321
Millipore Corp.*                                           130             8,176
Mylan Laboratories, Inc.                                   587            11,306
PerkinElmer, Inc.                                          350             7,130
Pfizer, Inc.                                            19,779           493,882
Quest Diagnostics, Inc.                                    447            22,591
Schering-Plough Corp.                                    3,962            83,400
St. Jude Medical, Inc.*                                    978            45,770
Stryker Corp.                                              780            38,555
Tenet Healthcare Corp.*                                  1,257            14,116
Thermo Electron Corp.*                                     434            13,411
UnitedHealth Group, Inc.                                 3,390           190,518
Waters Corp.*                                              317            13,187
Watson Pharmaceuticals, Inc.*                              280            10,251
WellPoint, Inc.*                                         1,647           124,876
Wyeth                                                    3,599           166,526

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Zimmer Holdings, Inc.*                                     664            45,743
                                                                       ---------
                                                                       3,927,552
                                                                       ---------
INDUSTRIAL (6.2%)
3M Company                                               2,053           150,608
Allied Waste Industries, Inc.*                             586             4,952
American Power Conversion                                  459            11,888
American Standard Cos., Inc.                               492            22,903
Apollo Group, Inc. Cl A*                                   392            26,025
Avery Dennison Corp.                                       296            15,507
Block (H. & R.), Inc.                                      868            20,815
Boeing Co.                                               2,202           149,626
Burlington North Santa Fe                                  994            59,441
CSX Corp.                                                  582            27,051
Caterpillar, Inc.                                        1,816           106,690
Cendant Corp.                                            2,808            57,957
Cintas Corp.                                               370            15,189
Cooper Industries, Ltd.*                                   243            16,801
Cummins, Inc.                                              125            10,999
Danaher Corp.                                              638            34,344
Deere & Co.                                                649            39,719
Donnelley (R.R.) &Sons                                     576            21,352
Dover Corp.                                                535            21,823
Eaton Corp.                                                401            25,484
Emerson Electric Co.                                     1,101            79,052
Equifax, Inc.                                              342            11,949
FedEx Corp.                                                813            70,837
Fisher Scientific Intl.*                                   327            20,290
Fluor Corp.                                                224            14,421
General Dynamics Corp.                                     539            64,437
General Electric Co.                                    28,447           957,810
Goodrich Corporation                                       326            14,455
Grainger (W.W.), Inc.                                      203            12,773
Honeywell International, Inc.                            2,295            86,063
ITT Industries, Inc.                                       242            27,491
Illinois Tool Works, Inc.                                  560            46,105
Ingersoll Rand Co.*                                        905            34,598
L-3 Communications Hldgs., Inc.                            313            24,749

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Lockheed Martin Corp.                                      977            59,636
Masco Corp.                                              1,155            35,435
Monster Worldwide, Inc.*                                   327            10,042
Navistar International Corp.*                              173             5,610
Norfolk Southern                                         1,086            44,048
Northrop Grumman Corp                                      958            52,067
PACCAR, Inc.                                               456            30,958
Pall Corp.                                                 325             8,938
Parker Hannifin Corp.                                      316            20,322
Pitney Bowes, Inc.                                         606            25,294
Raytheon Co,                                             1,211            46,042
Robert Half Intl., Inc.                                    454            16,158
Rockwell Automation, Inc.                                  487            25,762
Rockwell Collins                                           468            22,614
Ryder System, Inc.                                         168             5,749
Southwest Airlines Co.                                   1,859            27,606
Textron, Inc.                                              355            25,461
Tyco International, Ltd.                                 5,431           151,253
Union Pacific Corp.                                        708            50,764
United Parcel Service Cl B                               2,971           205,385
United Technologies Corp.                                2,750           142,560
Waste MGT, Inc.                                          1,508            43,144
                                                                       ---------
                                                                       3,359,052
                                                                       ---------
TECHNOLOGY (8.4%)
ADC Telecommunications, Inc.*                              304             6,949
Adobe Systems, Inc.                                      1,319            39,372
Advanced Micro Devices, Inc.*                            1,069            26,939
Affiliated Computer Svcs.*                                 333            18,182
Agilent Technologies, Inc.*                              1,326            43,427
Altera Corp.*                                            1,000            19,110
Analog Devices, Inc.                                       999            37,103
Andrew Corp.*                                              436             4,861
Apple Computer, Inc.*                                    2,227           119,389
Applied Materials, Inc.                                  4,354            73,844
Applied Micro Circuits, Corp.*                             820             2,460
Autodesk, Inc.*                                            613            28,468
Automatic Data Processing, Inc.                          1,557            67,013

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Avaya, Inc.*                                             1,138            11,721
BMC Software, Inc.*                                        582            12,280
Broadcom Corp. Cl A*                                       764            35,839
Ciena Corp.*                                             1,551             4,095
Cisco Systems, Inc.*                                    17,149           307,482
Citrix Systems, Inc.*                                      457            11,489
Computer Associates Intl., Inc.                          1,243            34,568
Computer Sciences Corp.*                                   496            23,466
Compuware Corp.*                                         1,041             9,890
Comverse Technology, Inc.*                                 540            14,186
Convergys Corp.*                                           374             5,374
Corning, Inc.*                                           3,950            76,354
Dell, Inc.*                                              6,433           220,009
EMC Corp.*                                               6,469            83,709
Electronic Arts, Inc.*                                     809            46,024
Electronic Data Systems Corp.                            1,393            31,259
First Data Corp.                                         2,070            82,800
Fiserv, Inc.*                                              507            23,256
Freescale Semiconductor Cl A*                            1,087            25,631
Gateway, Inc.*                                             707             1,909
Hewlett-Packard                                          7,688           224,490
IBM Corp.                                                4,282           343,502
Intel Corp.                                             16,350           403,028
Intuit, Inc.*                                              487            21,822
JDS Uniphase Corp.*                                      4,423             9,819
Jabil Circuit, Inc.*                                       461            14,254
KLA Tencor Corp.                                           530            25,843
LSI Logic Corp.*                                         1,048            10,323
Lexmark Int'l., Inc.*                                      313            19,109
Linear Technology Corp.                                    823            30,937
Lucent Technologies*                                    11,928            38,766
Maxim Integrated Products, Inc.                            880            37,532
Mercury Interactive Corp.*                                 232             9,187
Micron Technology, Inc.*                                 1,653            21,985
Microsoft Corp.                                         24,723           636,114
Molex Inc., Cl A                                           389            10,379
Motorola, Inc.                                           6,626           146,368

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
NCR Corp.*                                                 490            15,636
NVIDIA Corporation*                                        453            15,529
National Semiconductor Corp.                               920            24,196
Network Appliance, Inc.*                                   987            23,431
Novell, Inc.*                                            1,025             7,636
Novellus Systems, Inc.*                                    367             9,204
Oracle Corp.*                                           10,120           125,387
PMC Sierra, Inc.*                                          489             4,308
Parametric Technology Corp.*                               731             5,095
Paychex, Inc.                                              894            33,150
QLogic Corp.*                                              242             8,276
Qualcomm, Inc.                                           4,375           195,781
Sabre Group Holdings, Inc.                                 346             7,017
Sanmina Corp.*                                           1,410             6,049
Scientific-Atlanta, Inc.                                   411            15,417
Siebel Systems, Inc.                                     1,402            14,483
Solectron Corp.*                                         2,609            10,201
Sun Microsystems, Inc.*                                  9,151            35,872
Symantec Corp.*                                          3,214            72,829
Symbol Technologies, Inc.                                  652             6,311
Tektronix, Inc.                                            235             5,929
Tellabs, Inc.*                                           1,201            12,635
Teradyne, Inc.*                                            528             8,712
Texas Instruments, Inc.                                  4,355           147,635
Unisys Corp.*                                              914             6,069
Xerox Corp.*                                             2,575            35,149
Xilinx, Inc.                                               938            26,123
Yahoo!, Inc.*                                            3,365           113,872
                                                                       ---------
                                                                       4,543,848
                                                                       ---------
TELECOMMUNICATIONS (1.7%)
AT&T Corp.                                               2,152            42,610
Alltel Corp.                                             1,025            66,738
BellSouth Corp.                                          4,917           129,317
CenturyTel, Inc.                                           353            12,348
Citizens Communications Co.                                921            12,480
Qwest Communications Intl.*                              4,092            16,777
SBC Communications, Inc.                                 8,866           212,518

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
TELECOMMUNICATIONS (Cont'd.)
Sprint Nextel Corp                                       7,871           187,172
Verizon Communications                                   7,420           242,560
                                                                       ---------
                                                                         922,520
                                                                       ---------
UTILITIES (2.0%)
AES Corp.*                                               1,753            28,802
Allegheny Energy, Inc.*                                    437            13,425
Ameren Corp.                                               547            29,259
American Electric Power, Inc.                            1,055            41,884
CINergy Corp.                                              534            23,715
CMS Energy Corp.*                                          588             9,673
Calpine Corp.*                                           1,524             3,947
Centerpoint Energy, Inc.                                   831            12,357
Consolidated Edison, Inc.                                  656            31,849
Constellation Energy Group                                 478            29,445
DTE Energy Co.                                             477            21,875
Dominion Resources, Inc.                                   915            78,818
Duke Energy Corp.                                        2,486            72,517
Dynergy, Inc.*                                             769             3,622
Edison International                                       874            41,323
Entergy Corp.                                              560            41,619
Exelon Corp.                                             1,799            96,139
FPL Group, Inc.                                          1,057            50,313
FirstEnergy Corp.                                          885            46,126
Keyspan Corporation                                        468            17,213
NiSource, Inc.                                             731            17,727
Nicor, Inc.                                                116             4,875
PG & E Corp.                                             1,001            39,289
PPL Corporation                                          1,018            32,912
Peoples Energy Corp.                                       100             3,938
Pinnacle West Capital Corp.                                258            11,373
Progress Energy, Inc.                                      674            30,162
Public Svc. Enterprise Group                               641            41,255
Sempra Energy                                              687            32,330
Southern Co.                                             2,004            71,663
TXU Corp.                                                  644            72,695

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
UTILITIES (Cont'd.)
Teco Energy, Inc.                                          558            10,055
Xcel Energy, Inc.                                        1,081            21,198
                                                                      ----------
                                                                       1,083,393
                                                                      ----------
TOTAL INDEXED ASSETS - COMMON STOCKS
   (Cost: $29,354,574) 54.8%                                          29,709,137
                                                                      ----------

-------------
*     Non-income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                              Face
INDEXED ASSETS:                                                      Rate(%)   Maturity      Amount($)      Value($)
                                                                     -------   --------     ---------       --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)                                                3.06     10/06/05       200,000        199,914
                                                                                                          ----------
U.S. GOVERNMENT AGENCIES (2.5%)
Federal National Mtge. Assoc.                                         3.15     10/03/05     1,350,000      1,349,764
                                                                                                          ----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,549,678) 2.9%                                                   1,549,678
                                                                                                          ----------
TOTAL INDEXED ASSETS (Cost: $30,904,252) 57.7%                                                            31,258,815
                                                                                                          ----------

--------------
(a) The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

--------------

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005:

                                             Expiration    Underlying Face  Unrealized
                                                Date       Amount at Value  Gain(Loss)
                                                ----       ---------------  ----------
Purchased
5 S&P 500 Stock Index Futures Contracts     December 2005     $1,542,875     $(4,188)
                                                              ==========     =======


Face value of futures purchased and oustanding as a percentage of total investments in securities: 2.8%

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
BASIC MATERIALS (1.4%)
Commercial Metals Co.*                                    2,355           79,458
Cytec Industries, Inc.                                    1,503           65,200
Dow Chemical Co.                                          2,440          101,675
FMC Corp.*                                                1,143           65,402
Glatfelter                                                1,560           21,980
Longview Fibre Co.                                        2,846           55,469
Lubrizol Corp.                                            1,451           62,872
Oregon Steel Mills, Inc.*                                   590           16,461
Phelps Dodge Corp.                                        1,290          167,610
Steel Dynamics, Inc.                                        820           27,847
U.S. Concrete, Inc.*                                      2,860           22,051
Vulcan Materials Co.                                        910           67,531
                                                                         -------
                                                                         753,556
                                                                         -------
CONSUMER, CYCLICAL (4.5%)
Best Buy Co., Inc.                                        2,110           91,848
Buffalo Wild Wings, Inc.*                                 1,592           42,188
Carnival Corp.                                            2,150          107,457
Crown Holdings, Inc.*                                    11,885          189,447
Deckers Outdoor Corp*                                     1,289           31,013
Gamestop Corp.*                                           3,190          100,389
Guitar Center, Inc.*                                      1,019           56,259
Hibbett Sporting Goods, Inc.*                             2,625           58,406
Home Depot, Inc.                                          1,720           65,601
Hot Topic, Inc.*                                          1,800           27,648
Hudson Highland Group*                                    2,080           51,938
Jacuzzi Brands, Inc.*                                     3,865           31,152
Johnson Controls, Inc.                                    1,030           63,912
Kohl's Corp.*                                             3,130          157,063
Lithia Motors, Inc. Cl A                                    840           24,343
Lowe's Companies, Inc.                                      900           57,960
Modine Manufacturing Co.                                  1,800           66,024
Omega Protein Corp.*                                      2,770           21,080
Omnicom Group, Inc.                                       1,160           97,011
P.F. Changs China Bistro, Inc.*                             811           36,357
Payless Shoesource, Inc.*                                 1,800           31,320
Penney (J.C.) Co., Inc.                                   1,260           59,749
Pinnacle Entertainment, Inc.*                             1,975           36,202

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Red Robin Gourmet Burgers*                                 770            35,297
Regent Communications, Inc.*                             1,570             8,258
Shopko Stores, Inc.*                                     2,800            71,456
Starwood Hotels & Resorts                                1,950           111,482
Sunopta*                                                 2,450            11,907
Sunterra Corporation*                                    3,884            50,997
Target Corp.                                             2,980           154,751
The Bombay Company, Inc.*                                7,090            31,267
The Warnaco Group, Inc.*                                 2,522            55,257
Time Warner, Inc.*                                       4,750            86,023
Viacom, Inc. Cl B                                        4,380           144,584
Wild Oaks Markets, Inc.*                                 4,710            60,571
Winnebago Industries, Inc.                                 870            25,204
Wolverine World Wide, Inc.                               4,251            89,484
                                                                       ---------
                                                                       2,440,905
                                                                       ---------
CONSUMER, NON-CYCLICAL (2.9%)
Alkermes, Inc.*                                          1,630            27,384
CVS Corp.                                                2,260            65,563
Chiquita Brands Intl., Inc.                              2,750            76,863
Clorox Co.                                               1,340            74,424
Colgate-Palmolive Co.                                    1,690            89,215
Conmed Corp.*                                              804            22,416
Escala Group, Inc*                                       1,310            21,812
General Mills, Inc.                                      1,120            53,984
Hershey Food Corp.                                       1,550            87,281
Longs Drug Stores Corp.                                  2,282            97,875
MGI Pharma, Inc.,*                                       2,600            60,606
Mueller Industries, Inc.*                                  520            14,440
PepsiCo, Inc.                                            2,740           155,385
Proctor & Gamble Co.                                     5,460           324,652
Safeway, Inc.                                            2,960            75,776
Serologicals Corp.*                                      2,394            54,009
Sovran Self - Storage, Inc.*                               345            16,888
Wal-Mart Stores, Inc.                                    3,510           153,808
Wrigley (Wm.) Jr. Co.                                    1,370            98,476
                                                                       ---------
                                                                       1,570,857
                                                                       ---------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
ENERGY (4.0%)
CNX Gas Corp.*                                           2,180            44,690
Cimarex Energy Co.*                                        775            35,131
Core Laboratories N.V.*                                    850            27,421
Crosstex Energy, Inc.*                                     410            26,224
Denbury Resources, Inc.*                                 1,478            74,550
Devon Energy Corp.                                       2,350           161,304
Exxon Mobil Corp.                                        6,690           425,083
Halliburton Co.                                          3,320           227,486
Holly Corp.                                              1,100            70,378
Houston Exploration Co.*                                   920            61,870
NS Group, Inc.*                                          3,980           156,215
Range Resources Corp.                                    5,352           206,641
Southern Union Co.*                                      2,213            57,029
Stone Energy Corp.*                                        510            31,130
Tesoro Petroleum Corp.                                     300            20,172
Todco Cl A*                                              2,900           120,959
Transocean, Inc.*                                        2,730           167,376
Unisource Energy Corp.                                   2,390            79,444
Valero Energy Corp.                                      1,680           189,941
                                                                       ---------
                                                                       2,183,044
                                                                       ---------
FINANCIAL (8.1%)
Acadia Realty Trust*                                     1,370            24,646
Alabama National Bancorp                                   758            48,467
Allstate Corp.                                           1,300            71,877
American Equity Inv. Life                                3,535            40,122
American Home Mortgage Inv.                                960            29,088
American Int'l. Group, Inc.                              2,530           156,759
Amli Residential Properties                              1,350            43,295
Argonaut Group, Inc.*                                    2,127            57,450
Assured Guaranty Co.*                                    3,607            86,316
Bank Mutual Corp.                                        4,917            52,710
Bank of America Corp.                                    5,520           232,392
BankAtlantic Bancorp, Inc. Cl A                          4,535            77,050
Banner Corporation                                       1,015            27,040
Bear Stearns Cos., Inc.                                  1,040           114,140
Boykin Lodging Company*                                  1,000            12,420
Brookline Bankcorp                                       5,033            79,622

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Capital Automotive REIT                                  1,182            45,755
Capital One Financial Corp.                              1,400           111,328
Choice Hotels Intl., Inc.                                  786            50,807
Citigroup, Inc.                                          6,360           289,507
Columbia Banking System                                  1,290            33,837
Comerica, Inc.                                             940            55,366
Conseco, Inc.*                                           2,116            44,669
ECC Capital Corp.                                        6,260            20,408
Equity Inns, Inc.                                        5,571            75,209
First Financial Holdings, Inc.                           1,080            33,307
First Niagara Financial Grp.                             4,837            69,846
First State Bank Corporation                             3,803            80,586
Getty Realty Corp.                                         887            25,528
Gladstone Capital Corp.                                  1,045            23,565
Golden West Financial Corp.                              1,140            67,705
Goldman Sachs Group Inc.                                   590            71,732
Hartford Financial Svc. Gp., Inc.                          970            74,855
Highwoods Properties, Inc.                               1,758            51,879
Iberia Bank Corp.                                          237            12,597
KNBT Bancorp, Inc.                                       3,824            59,540
Knight Capital Group, Inc.*                              1,540            12,797
La Salle Hotel Properties                                1,450            49,953
LandAmerica Financial Group                              1,195            77,257
MAF Bancorp                                              1,742            71,422
Max Re Capital, Ltd*                                     1,125            27,889
Medical Properties Trust, Inc.                           3,940            38,612
Merrill Lynch & Co., Inc.                                2,500           153,375
Mid-America Apt Communities                              1,188            55,254
Morgan Stanley                                           1,060            57,176
National City Corp.                                      3,040           101,658
National Financial Partners                                718            32,411
NewAlliance Bankshare                                    5,060            74,078
North Fork Bancorp, Inc.                                 4,680           119,340
PHH Corp.*                                               1,950            53,547
Pennsylvania REIT                                        1,163            49,055
Placer Sierra Banschares                                 1,880            51,644
Platinum Underwriters Hldgs.*                            1,770            52,905

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
PrivateBancorp, Inc.                                     1,596            54,711
Provident Financial Services                             4,078            71,773
Summit Bankshares, Inc.                                  1,947            35,766
Safeco Corp.                                             1,320            70,462
Santander Bancorp                                        1,575            38,792
Sterling Financial Corp.*                                3,102            69,950
Stewart Information Services                             1,358            69,530
Sws Group, Inc.                                          1,871            30,684
Taberna Realty Fin. Trust*                               6,100            76,250
Texas Regional Bancshares                                2,150            61,899
Tower Group, Inc.                                        1,360            20,563
Vintage Wine Trust Inc.                                  6,160            61,600
Wells Fargo & Company                                    3,520           206,166
                                                                       ---------
                                                                       4,397,939
                                                                       ---------
HEALTHCARE (4.3%)
Abbott Laboratories                                      3,310           140,344
Advanced Medical Optics, Inc.*                           2,022            76,735
Aetna, Inc.                                              1,450           124,903
Amedisys, Inc.*                                          1,315            51,285
Amgen, Inc.*                                             2,670           212,719
Amsurg Corp.*                                              800            21,888
Amylin Pharmaceuticals, Inc.*                            1,330            46,271
Apria Healthcare Group, Inc.*                              695            22,177
Bioenvision, Inc.*                                       2,905            23,327
CV Therapeutics, Inc.*                                   1,581            42,292
Caliper Life Sciences, Inc.*                             6,200            43,586
Caremark Rx, Inc.*                                         950            47,434
Centene Corporation*                                     2,886            72,237
DJ Orthopedics Inc*                                      1,100            31,834
Digene Corp.*                                              990            28,215
Exponent, Inc.*                                            740            23,229
Genesis HealthCare Corp.*                                  700            28,224
Genzyme Corp. (Genl. Div)*                                 950            68,058
Guidant Corp.                                            1,610           110,913
HCA, Inc.                                                1,390            66,609
Humana, Inc.*                                            1,170            56,020
Inspire Pharmaceuticals, Inc.*                           1,694            12,874

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Johnson & Johnson                                        4,460           282,229
OSI Pharmaceuticals, Inc.*                                 131                 7
Pfizer, Inc.                                             9,210           229,974
Psychiatric Solutions*                                     100             5,423
Rigel Pharmaceuticals, Inc.*                               975            23,176
Steris Corp.                                             1,090            25,931
Theravance, Inc.*                                        1,231            25,900
United Surgical Partners, Inc.                           1,395            54,558
Universal American Financial*                              700            15,918
Valeant Pharmaceuticals                                    939            18,855
Ventana Medical Systems, Inc.*                           1,914            72,866
Viasys Healthcare, Inc.*                                 1,615            40,359
Wyeth                                                    3,690           170,736
                                                                       ---------
                                                                       2,317,106
                                                                       ---------
INDUSTRIAL (7.3%)
Actuant Corp. Cl A*                                      1,410            65,988
Acuity brands, Inc.                                        800            23,736
Agnico-Eagle Mines, Ltd.*                                2,900            42,949
Apogee Enterprises, Inc.                                 5,276            90,220
Aspect Medical Systems Inc.*                               520            15,408
Audiovox Corp. Cl A*                                     7,250           101,355
Baker (Michael) Corp.*                                     650            16,933
Benchmark Electronics*                                   2,349            70,752
Boeing Co.                                               2,710           184,145
Burlington North Santa Fe                                2,810           168,038
Cal Dive International, Inc.*                            1,089            69,053
Caterpillar, Inc.                                        2,010           118,088
Cendant Corp.                                            2,540            52,426
Champion Enterprises, Inc.*                              9,564           141,356
Ciber, Inc.*                                             5,178            38,473
Conexant Systems, Inc.*                                 11,980            21,444
Curtis Wright Corp. Cl B                                 1,355            83,617
Cymer, Inc.*                                               410            12,841
Diagnostic Products Corp.                                  500            26,365
Digital River, Inc.*                                     1,059            36,906
Ditech Communications Corp.*                             1,000             6,740
Duratek, Inc.*                                           1,090            19,925

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Eagle Materials, Inc.                                      150            18,206
EastGroup Properties, Inc.*                                380            16,625
Eclipsys Corp.*                                            550             9,812
ElkCorp                                                    625            22,356
Fluor Corp.                                              2,000           128,760
Frozen Foods Express Ind.*                               2,250            23,603
Gardner Denver Machinery*                                1,595            71,137
General Cable Corp*                                      4,293            72,122
General Electric Co.                                    13,470           453,535
Genesee & Wyoming, Inc. Cl A*                            1,305            41,369
Genesis Microchip Corp.*                                 1,270            27,877
Gevity HR, Inc.                                          1,511            41,160
Granite Construction                                     2,075            79,348
Greenbrier Companies, Inc.*                              1,445            48,032
HEICO Corp.                                              1,370            31,784
HUB Group, Inc. Cl A*                                    1,045            38,362
Healthcare Services Group*                               1,360            26,180
Hydril Company*                                            908            62,325
ITT Industries, Inc.                                       980           111,328
Kennametal, Inc.                                         1,730            84,839
Kirby Corp.*                                               627            30,993
Labor Ready, Inc.*                                       1,109            28,446
Landstar System, Inc.*                                   1,882            75,336
Lincoln Electric Holdings                                1,395            54,963
Matrix Service Co.*                                      4,605            37,070
Molecular Devices Corp*                                  1,190            24,859
Moog, Inc. Cl A*                                         1,000            29,520
Noven Pharmaceuticals*                                   1,624            22,736
Proliance International, Inc.*                             563             3,085
RailAmerica, Inc.*                                       9,484           112,860
Regal-Beloit Corp.                                       3,520           114,189
Shaw Group, Inc*                                         2,728            67,272
Siligan Holdings, Inc.                                   3,542           117,807
Texas Industries, Inc.*                                    850            46,240
Trinity Industries                                       1,858            75,230
Triumph Group, Inc.*                                       776            28,844
United Technologies Corp.                                3,730           193,363

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Universal Forest Products                                1,733            99,336
Willbros Group Inc. *                                      350             5,548
                                                                       ---------
                                                                       3,983,215
                                                                       ---------
TECHNOLOGY (5.9%)
Aeroflex, Inc.*                                          4,800            44,928
American Reprographics Co.*                              1,100            18,810
Anixter International, Inc.*                             1,506            60,737
Broadcom Corp. Cl A*                                     3,340           156,679
Centillium Communications, Inc.                          1,334             5,029
Cisco Systems, Inc.*                                     6,410           114,931
Computer Programs & Systems*                               800            27,632
Credence Systems Corp.*                                  3,896            31,090
Cypress Semiconductor Corp.*                             3,022            45,481
Dell, Inc.*                                              4,850           165,870
Dot Hill Systems*                                        4,390            29,545
EMC Corp.*                                              10,420           134,835
Electronics For Imaging, Inc.*                           1,290            29,593
Exelixis, Inc.*                                          1,830            14,000
Freescale Semiconductor Cl A*                            2,650            62,487
Hutchinson Tech*                                           990            25,859
IBM Corp.                                                1,680           134,770
Imation Corp.                                              550            23,579
Integrated Device Tech., Inc.*                           2,617            28,107
Intel Corp.                                              8,500           209,525
KLA Tencor Corp.                                         1,670            81,429
Lecroy Corp.*                                            1,420            21,087
Lojack Corporation*                                      1,840            38,898
Macrovision Corp.*                                       2,569            49,068
Medics Pharmaceutical Corp                               2,580            84,005
Micrel, Inc.*                                            5,055            56,768
Microsoft Corp.                                          6,620           170,313
Motorola, Inc.                                           5,240           115,752
Neustar, Inc. Cl A*                                        600            19,194
On Semiconductor*                                        5,964            30,715
Oracle Corp.*                                           13,690           169,619
Palm, Inc.*                                              1,080            30,596
Parametric Technology Corp.*                            10,113            70,488

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Perot Systems Corp. Cl A*                                1,580            22,357
Powerwave Technologies, Inc.*                            3,952            51,336
Qualcomm, Inc.                                           2,480           110,980
Quest Software, Inc.*                                    1,075            16,200
RF Micro Devices*                                       12,380            69,947
SPSS, Inc.*                                                440            10,560
Skyworks Solutions, Inc.*                               13,997            98,259
Sonosite, Inc.*                                          1,190            35,319
Texas Instruments, Inc.                                  4,010           135,939
Tibco Software, Inc*                                     2,700            22,572
ValueClick, Inc.*                                        2,550            43,580
Varian Semiconductor Equip.*                               460            19,490
Viasat, Inc.*                                            2,312            59,303
Wabtech                                                  4,280           116,758
Websense, Inc.*                                            532            27,244
aQuantive, Inc*                                          3,713            74,743
                                                                       ---------
                                                                       3,216,006
                                                                       ---------
TELECOMMUNICATIONS (0.8%)
BellSouth Corp.                                          2,910            76,533
CT Communications, Inc.                                  1,450            17,937
Sprint Nextel Corp                                       4,730           112,479
Tekelec*                                                 4,100            85,895
Valor Communications Group                               2,110            28,759
Verizon Communications                                   3,210           104,935
                                                                       ---------
                                                                         426,538
                                                                       ---------
UTILITIES (1.6%)
Avista Corp.                                             1,420            27,548
Constellation Energy Group                                 850            52,360
Dominion Resources, Inc.                                 1,570           135,240
EPIQ Systems, Inc.*                                        400             8,728
Exelon Corp.                                             2,670           142,685
FirstEnergy Corp.                                        1,070            55,768
Integrated Electrical Svcs.*                             3,870            10,836
PNM Resources, Inc.                                      3,425            98,195
Sempra Energy                                            1,550            72,943
Sierra Pacific Resources*                                4,300            63,855
Southwestern Energy Co.*                                 1,537           112,816

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
UTILITIES (Cont'd.)
Westar Energy, Inc.                                      2,469            59,577
                                                                      ----------
                                                                         840,551
                                                                      ----------
TOTAL ACTIVE ASSETS-COMMON STOCKS
   (Cost: $20,365,154) 40.8%                                          22,129,717
                                                                      ----------

-------------
*     Non-income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
PREFERRED STOCKS:
ENERGY (0.1%)
Whittier Energy                                            910            54,600
                                                                       ---------
TOTAL PREFERRED STOCKS (Cost: $54,600) 0.1%                               54,600
                                                                       ---------

                                                                                                Face
LONG-TERM DEBT SECURITIES:                                          Rate(%)    Maturity       Amount($)     Value($)
                                                                    -------    --------       ---------     -------
FINANCIAL (0.1%)
GSC Capital Corp.                                                     7.25     07/15/10        60,000         60,000
                                                                                                          ----------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%                                                          60,000
                                                                                                          ----------


                                                                                               Face
SHORT-TERM DEBT SECURITIES:                                         Rate(%)    Maturity      Amount($)     Value($)
                                                                    -------    --------      ---------     --------
U.S. GOVERNMENT AGENCIES (1.1%)
Federal Home Loan Bank                                                3.15     10/03/05       340,000        339,940
Federal National Mtge. Assoc.                                         3.15     10/03/05       280,000        279,951
                                                                                                         -----------
                                                                                                             619,891
                                                                                                         -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $619,891) 1.1%                                                       619,891
                                                                                                         -----------
TEMPORARY CASH INVESTMENTS ** (Cost: $108,700) 0.2%                                                          108,700
                                                                                                         -----------
TOTAL INVESTMENTS (Cost: $52,112,597) 100.0%                                                             $54,231,723
                                                                                                         ===========

------------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2005 was 3.32%.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the All America Fund are:

Unrealized Appreciation                         $  8,708,043
Unrealized Depreciation                           (6,839,940)
                                                ------------
Net                                             $  1,868,103
                                                ============
Cost of Investments                             $ 52,363,620
                                                ============

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
BASIC MATERIALS (2.8%)
Air Products & Chemicals, Inc.                           1,118            61,647
Alcoa, Inc.                                              4,398           107,399
Allegheny Technologies, Inc.                               424            13,136
Ball Corp.                                                 543            19,950
Bemis Co.                                                  539            13,313
Dow Chemical Co.                                         4,863           202,641
Du Pont (E.I.) de Nemours & Co.                          5,015           196,438
Eastman Chemical Co.                                       411            19,305
Ecolab, Inc.                                               928            29,631
Engelhard Corp.                                            603            16,830
Freeport-McMoran Copper Cl B                               894            43,439
Georgia-Pacific                                          1,312            44,687
Hercules, Inc.*                                            569             6,953
International Paper Co.                                  2,473            73,695
Intl. Flavors & Fragrances                                 412            14,684
Louisiana-Pacific Corp.                                    559            15,479
MeadWestvaco Corp.                                         923            25,493
Monsanto Co.                                             1,354            84,964
Newmont Mining Corp. Holding Co.                         2,250           106,133
Nucor Corp.                                                788            46,484
PPG Industries, Inc.                                       854            50,548
Pactiv Corp.*                                              755            13,228
Phelps Dodge Corp.                                         489            63,536
Praxair, Inc.                                            1,630            78,126
Rohm & Haas Co.                                            733            30,148
Sealed Air Corp.*                                          412            19,554
Sigma-Aldrich Corp.                                        340            21,780
Temple-Inland, Inc.                                        570            23,285
United States Steel Group                                  576            24,394
Vulcan Materials Co.                                       508            37,699
Weyerhaeuser Co.                                         1,235            84,906
                                                                       ---------
                                                                       1,589,505
                                                                       ---------
CONSUMER, CYCLICAL (10.4%)
AutoZone, Inc.*                                            280            23,310
Autonation, Inc*                                           909            18,153
Bed Bath & Beyond, Inc.*                                 1,491            59,908
Best Buy Co., Inc.                                       2,041            88,845
Big Lots, Inc.*                                            574             6,308
Black & Decker Corp.                                       406            33,329

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, CYCLICAL (Cont'd.)
Brunswick Corp.                                            490            18,488
Carnival Corp.                                           2,176           108,756
Centex Corp.                                               647            41,783
Circuit City Group, Inc.                                   829            14,226
Clear Channel Communications*                            2,736            89,987
Coach, Inc.*                                             1,916            60,086
Comcast Corp. Cl A*                                     11,071           325,266
Cooper Tire & Rubber Co.                                   315             4,810
D.R. Horton, Inc.                                        1,372            49,694
Dana Corp.                                                 758             7,133
Darden Restaurants, Inc.                                   677            20,560
Delphi Corporation                                       2,830             7,811
Dillard's, Inc. Cl A                                       325             6,786
Disney (Walt) Co.                                       10,134           244,533
Dollar General Corp.                                     1,618            29,674
Dow Jones & Co                                             297            11,342
Eastman Kodak Co.                                        1,448            35,230
Family Dollar Stores, Inc.                                 827            16,432
Federated Department Stores                              1,337            89,405
Ford Motor Co.                                           9,342            92,112
Fortune Brands, Inc.                                       736            59,859
Gannett Co., Inc.                                        1,238            85,212
Gap, Inc.                                                2,922            50,930
General Motors Corp.                                     2,851            87,269
Genuine Parts Co.                                          878            37,666
Goodyear Tire & Rubber Co.*                                888            13,844
Harley-Davidson, Inc.                                    1,383            66,993
Harrah's Entertainment, Inc.                               926            60,366
Hasbro, Inc.                                               902            17,724
Hilton Hotels Corp.                                      1,652            36,873
Home Depot, Inc.                                        10,791           411,569
International Game Technology                            1,720            46,440
Interpublic Group of Cos., Inc.                          2,132            24,816
Johnson Controls, Inc.                                     971            60,251
Jones Apparel Group, Inc.                                  604            17,214
KB Home                                                    391            28,621
Knight-Ridder, Inc.                                        352            20,655
Kohl's Corp.*                                            1,738            87,213
Leggett & Platt                                            951            19,210

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, CYCLICAL (Cont'd.)
Limited Brands, Inc.                                     1,760            35,957
Liz Claiborne, Inc.                                        536            21,076
Lowe's Companies, Inc.                                   3,931           253,156
Marriott International, Inc.                               863            54,369
Mattel, Inc.                                             2,038            33,994
Maytag Corp.                                               403             7,359
McDonald's Corp.                                         6,302           211,054
McGraw-Hill Cos., Inc.                                   1,885            90,555
Meredith Corp.                                             211            10,527
NIKE, Inc. Cl B                                            963            78,658
New York Times Co. Cl A                                    732            21,777
Newell Rubbermaid, Inc.                                  1,388            31,438
News Corp, Inc.                                         12,350           192,537
Nordstrom, Inc.                                          1,116            38,301
Office Depot, Inc.*                                      1,595            47,372
OfficeMax, Inc                                             350            11,085
Omnicom Group, Inc.                                        918            76,772
Penney (J.C.) Co., Inc.                                  1,262            59,844
Pulte Homes, Inc.                                        1,082            46,439
RadioShack Corp.                                           670            16,616
Reebok International, Ltd.                                 265            14,991
Sears Holding Corp.*                                       506            62,962
Sherwin-Williams Co.                                       574            25,296
Snap-On, Inc.                                              286            10,330
Stanley Works                                              371            17,318
Staples, Inc.                                            3,705            78,991
Starbucks Corp.*                                         1,930            96,693
Starwood Hotels & Resorts                                1,097            62,715
TJX Companies, Inc.                                      2,349            48,108
Target Corp.                                             4,460           231,608
Tiffany & Co.                                              718            28,555
Time Warner, Inc.*                                      23,666           428,591
Tribune Co.                                              1,337            45,311
Univision Communications, Inc.                           1,161            30,801
V F Corp.                                                  450            26,087
Viacom, Inc. Cl B                                        7,992           263,816
Visteon Corp.*                                             649             6,347
Wendy's International, Inc.                                582            26,277
Whirlpool Corp.                                            330            25,004

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, CYCLICAL (Cont'd.)
Yum! Brands, Inc.                                        1,437            69,565
eBay, Inc.*                                              5,597           230,596
                                                                       ---------
                                                                       5,905,540
                                                                       ---------
CONSUMER, NON-CYCLICAL (9.5%)
Alberto-Culver Co. Cl A                                    380            17,005
Albertson's, Inc.                                        1,857            47,632
Altria Group, Inc.                                      10,463           771,228
Anheuser-Busch Cos., Inc.                                3,916           168,545
Archer-Daniels-Midland Co.                               3,280            80,885
Avon Products, Inc.                                      2,373            64,071
Brown-Forman Corp. Cl B                                    418            24,888
CVS Corp.                                                4,098           118,883
Campbell Soup Co.                                          932            27,727
Clorox Co.                                                 543            30,158
Coca-Cola Co.                                           10,468           452,113
Coca-Cola Enterprises, Inc.                              1,520            29,640
Colgate-Palmolive Co.                                    2,619           138,257
ConAgra Foods Inc.                                       2,611            64,622
Constellation Brands, Inc. Cl A                            988            25,678
Costco Wholesale Corp.                                   2,416           104,105
General Mills, Inc.                                      1,845            88,929
Gillette Co.                                             4,533           263,821
Heinz (H.J.) Co.                                         1,727            63,105
Hershey Food Corp.                                         925            52,087
Kellogg Co.                                              1,291            59,554
Kimberly Clark Corp.                                     2,401           142,932
Kroger Co.*                                              3,650            75,154
McCormick & Co., Inc.                                      670            21,862
Molson Coors Brewing Co.                                   288            18,435
Pepsi Bottling Group, Inc.                                 700            19,985
PepsiCo, Inc.                                            8,419           477,442
Proctor & Gamble Co.                                    12,409           737,839
RJ Reynolds Tobacco Holdings                               431            35,782
Safeway, Inc.                                            2,262            57,907
Sara Lee Corp.                                           3,955            74,947
Supervalu, Inc.*                                           685            21,317
Sysco Corp.                                              3,192           100,133
Tyson Foods, Inc.                                        1,267            22,869
UST, Inc.                                                  829            34,702

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, NON-CYCLICAL (Cont'd.)
Wal-Mart Stores, Inc.                                   12,592           551,781
Walgreen Co.                                             5,154           223,941
Wrigley (Wm.) Jr. Co.                                      906            65,123
                                                                       ---------
                                                                       5,375,084
                                                                       ---------
ENERGY (10.2%)
Amerada Hess Corp.                                         403            55,413
Anadarko Petro Corp.                                     1,192           114,134
Apache Corp.                                             1,658           124,715
Ashland, Inc.                                              374            20,660
BJ Services Co.                                          1,625            58,484
Baker Hughes, Inc.                                       1,718           102,530
Burlington Resources, Inc.                               1,921           156,216
ChevronTexaco Corp.                                     11,353           734,880
ConocoPhillips                                           7,018           490,628
Devon Energy Corp.                                       2,285           156,842
EOG Resources, Inc.                                      1,210            90,629
El Paso Corp.                                            3,324            46,204
Exxon Mobil Corp.                                       31,788         2,019,798
Halliburton Co.                                          2,563           175,617
Kerr-McGee Corp.                                           576            55,935
Kinder Morgan, Inc.                                        482            46,349
Marathon Oil Corp.                                       1,845           127,176
Murphy Oil Corp.                                           828            41,292
Nabors Industries, Ltd*                                    794            57,033
National-Oilwell, Inc.*                                    874            57,509
Noble Corporation*                                         689            47,169
Occidental Petroleum                                     2,016           172,227
Rowan Cos., Inc.                                           549            19,484
Schlumberger, Ltd.                                       2,966           250,271
Sunoco, Inc.                                               684            53,489
Transocean, Inc.*                                        1,658           101,652
Valero Energy Corp.                                      1,541           174,225
Weatherford International, Ltd.                            698            47,925
Williams Cos., Inc.                                      2,885            72,269
XTO Energy, Inc.                                         1,821            82,528
                                                                       ---------
                                                                       5,753,283
                                                                       ---------
FINANCIAL (19.8%)
Ace, Ltd.                                                1,454            68,440
Aflac, Inc.                                              2,529           114,564

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
Allstate Corp.                                           3,308           182,899
AmSouth Bancorporation                                   1,767            44,634
Ambac Financial Group, Inc.                                536            38,624
American Express Co.                                     6,256           359,345
American Int'l. Group, Inc.                             13,083           810,623
Aon Corp.                                                1,606            51,520
Apartment Investment & Mgmt.Co.                            481            18,653
Archstone-Smith Trust                                    1,068            42,581
BB & T Corp.                                             2,760           107,778
Bank of America Corp.                                   20,257           852,820
Bank of New York Co., Inc.                               3,924           115,405
Bear Stearns Cos Inc                                       559            61,350
CIT Group Hldgs., Inc.                                   1,017            45,948
Capital One Financial Corp.                              1,455           115,702
Charles Schwab Corp.                                     5,239            75,599
Chubb Corp.                                              1,000            89,550
Cincinnati Financial Corp.                                 881            36,905
Citigroup, Inc.                                         26,065         1,186,479
Comerica, Inc.                                             839            49,417
Compass Bancshares, Inc.                                   627            28,735
Countrywide Financial Corp.                              2,998            98,874
E*Trade Financial Corp.*                                 1,868            32,877
Equity Office Properties                                 2,070            67,710
Equity Residential                                       1,448            54,807
Fannie Mae                                               4,880           218,722
Federated Investors, Inc.                                  427            14,189
Fifth Third Bancorp                                      2,804           102,991
First Tennessee Natl. Corp.                                631            22,937
Franklin Resources, Inc.                                   748            62,802
Freddie Mac                                              3,484           196,707
Golden West Financial Corp.                              1,288            76,494
Goldman Sachs Group Inc.                                 2,344           284,984
Hartford Financial Svc. Gp., Inc.                        1,510           116,527
Huntington Bancshares, Inc.                              1,164            26,155
J.P. Morgan Chase & Co.                                 17,710           600,900
Janus Capital Group                                      1,123            16,227
Jefferson-Pilot Corp.                                      673            34,437
KeyCorp.                                                 2,064            66,564
Lehman Brothers Hlds.                                    1,372           159,811

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
Lincoln National Corp.                                     870            45,257
Loews Corp.                                                683            63,116
M & T Bank Corp.                                           407            43,024
MBIA, Inc.                                                 670            40,615
MBNA Corp.                                               6,342           156,267
MGIC Investment Corp.                                      467            29,981
Marsh & McLennan Cos., Inc.                              2,699            82,023
Marshall & Ilsley Corp.                                  1,054            45,860
Mellon Financial Corp.                                   2,108            67,393
Merrill Lynch & Co., Inc.                                4,670           286,505
MetLife, Inc.                                            3,814           190,090
Moody's Corp.                                            1,274            65,076
Morgan Stanley                                           5,476           295,375
National City Corp.                                      2,867            95,872
North Fork Bancorp, Inc.                                 2,412            61,506
Northern Trust Corp.                                       936            47,315
PNC Financial Services Group                             1,466            85,057
Plum Creek Timber Co.                                      927            35,143
Principal Financial Group, Inc.                          1,410            66,792
Progressive Corp. of Ohio                                  987           103,408
Prologis Trust                                             943            41,784
Providian Financial Corp.*                               1,486            26,272
Prudential Financial, Inc.                               2,585           174,643
Public Storage, Inc.*                                      417            27,939
Regions Financial Corp.                                  2,322            72,261
SLM Corporation                                          2,105           112,912
Safeco Corp.                                               627            33,469
Simon Property Group                                       923            68,413
Sovereign Bancorp, Inc.                                  1,823            40,179
St. Paul Travelers Cos., Inc.                            3,405           152,782
State Street Corp.                                       1,668            81,599
Suntrust Banks, Inc.                                     1,828           126,955
Synovus Financial Corp.                                  1,572            43,576
T. Rowe Price Group, Inc.                                  654            42,706
Torchmark Corp.                                            526            27,789
UNUM Provident Corp.                                     1,502            30,791
US Bancorp                                               9,214           258,729
Vornado Realty Trust                                       600            51,972
Wachovia Corp.                                           7,952           378,436

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
Washington Mutual, Inc.                                  4,434           173,901
Wells Fargo & Company                                    8,510           498,431
XL Capital Limited                                         708            48,165
Zions Bancorporation                                       454            32,329
                                                                      ----------
                                                                      11,203,994
                                                                      ----------
HEALTHCARE (13.0%)
Abbott Laboratories                                      7,837           332,289
Aetna, Inc.                                              1,462           125,937
Allergan, Inc.                                             659            60,378
Amerisource Bergen Corp.                                   517            39,964
Amgen, Inc.*                                             6,220           495,547
Applera Corp.-Applied Biosys                               985            22,891
Bard (C.R.), Inc.                                          531            35,062
Bausch & Lomb, Inc.                                        264            21,300
Baxter Intl Inc                                          3,138           125,112
Becton Dickinson & Co.                                   1,260            66,062
Biogen Idec, Inc.*                                       1,707            67,392
Biomet, Inc.                                             1,258            43,665
Boston Scientific Corp.*                                 2,977            69,572
Bristol-Myers Squibb Co.                                 9,861           237,256
CIGNA Corp.                                                649            76,491
Cardinal Health, Inc.                                    2,152           136,523
Caremark Rx, Inc.*                                       2,269           113,291
Chiron Corp.*                                              549            23,947
Coventry Health Care*                                      541            46,537
Express Scripts, Inc.*                                     750            46,650
Forest Laboratories, Inc.*                               1,714            66,795
Genzyme Corp. (Genl. Div)*                               1,294            92,702
Gilead Sciences, Inc.*                                   2,299           112,099
Guidant Corp.                                            1,664           114,633
HCA, Inc.                                                2,279           109,210
Health Management Associates                             1,246            29,244
Hospira, Inc.*                                             806            33,022
Humana, Inc.*                                              819            39,214
IMS Health, Inc.                                         1,138            28,643
Johnson & Johnson                                       14,997           949,010
King Pharmaceuticals, Inc.*                              1,219            18,748
Laboratory Corp. of America*                               681            33,172
Lilly (Eli) & Co.                                        5,716           305,920

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
HEALTHCARE (Cont'd.)
Manor Care, Inc.                                           399            15,326
McKesson Corp.                                           1,555            73,785
Medco Health Solutions*                                  1,535            84,164
Medimmune, Inc.*                                         1,242            41,793
Medtronic, Inc.                                          6,106           327,404
Merck & Co., Inc.                                       11,069           301,187
Millipore Corp.*                                           260            16,351
Mylan Laboratories, Inc.                                 1,102            21,225
PerkinElmer, Inc.                                          657            13,383
Pfizer, Inc.                                            37,159           927,860
Quest Diagnostics, Inc.                                    839            42,403
Schering-Plough Corp.                                    7,443           156,675
St. Jude Medical, Inc.*                                  1,838            86,018
Stryker Corp.                                            1,465            72,415
Tenet Healthcare Corp.*                                  2,362            26,525
Thermo Electron Corp.*                                     815            25,184
UnitedHealth Group, Inc.                                 6,368           357,882
Waters Corp.*                                              581            24,170
Watson Pharmaceuticals, Inc.*                              525            19,220
WellPoint, Inc*                                          3,094           234,587
Wyeth                                                    6,762           312,878
Zimmer Holdings, Inc.*                                   1,247            85,906
                                                                       ---------
                                                                       7,384,619
                                                                       ---------
INDUSTRIAL (11.2%)
3M Company                                               3,857           282,950
Allied Waste Industries, Inc.*                           1,100             9,295
American Power Conversion                                  862            22,326
American Standard Cos., Inc.                               925            43,059
Apollo Group, Inc. Cl A*                                   737            48,929
Avery Dennison Corp.                                       557            29,181
Block (H. & R.), Inc.                                    1,630            39,087
Boeing Co.                                               4,137           281,109
Burlington North Santa Fe                                1,883           112,603
CSX Corp.                                                1,094            50,849
Caterpillar, Inc.                                        3,412           200,455
Cendant Corp.                                            5,275           108,876
Cintas Corp.                                               696            28,571
Cooper Industries, Ltd.*                                   467            32,288
Cummins, Inc.                                              234            20,590

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
INDUSTRIAL (Cont'd.)
Danaher Corp.                                            1,198            64,488
Deere & Co.                                              1,218            74,542
Donnelley (R.R.) &Sons                                   1,082            40,110
Dover Corp.                                              1,021            41,647
Eaton Corp.                                                743            47,218
Emerson Electric Co.                                     2,083           149,559
Equifax, Inc.                                              657            22,956
FedEx Corp.                                              1,527           133,048
Fisher Scientific Intl.*                                   615            38,161
Fluor Corp.                                                437            28,134
General Dynamics Corp.                                   1,013           121,104
General Electric Co.                                    53,445         1,799,493
Goodrich Corporation                                       613            27,180
Grainger (W.W.), Inc.                                      382            24,035
Honeywell International, Inc.                            4,311           161,663
ITT Industries, Inc.                                       467            53,051
Illinois Tool Works, Inc.                                1,052            86,611
Ingersoll Rand Co.*                                      1,701            65,029
L-3 Communications Hldgs., Inc.                            598            47,284
Lockheed Martin Corp.                                    1,835           112,008
Masco Corp.                                              2,170            66,576
Monster Worldwide, Inc.*                                   614            18,856
Navistar International Corp.*                              311            10,086
Norfolk Southern                                         2,039            82,702
Northrop Grumman Corp.                                   1,800            97,830
PACCAR, Inc.                                               857            58,182
Pall Corp.                                                 627            17,243
Parker Hannifin Corp.                                      603            38,779
Pitney Bowes, Inc.                                       1,154            48,168
Raytheon Co,                                             2,275            86,496
Robert Half Intl., Inc.                                    854            30,394
Rockwell Automation, Inc.                                  916            48,456
Rockwell Collins                                           891            43,053
Ryder System, Inc.                                         316            10,814
Southwest Airlines Co.                                   3,493            51,871
Textron, Inc.                                              666            47,766
Tyco International, Ltd.                                10,203           284,154
Union Pacific Corp.                                      1,330            95,361
United Parcel Service Cl B                               5,582           385,884

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
INDUSTRIAL (Cont'd.)
United Technologies Corp.                                5,166           267,805
Waste MGT, Inc.                                          2,834            81,081
                                                                       ---------
                                                                       6,319,046
                                                                       ---------
TECHNOLOGY (15.1%)
ADC Telecommunications, Inc.*                              587            13,419
Adobe Systems, Inc.                                      2,478            73,968
Advanced Micro Devices, Inc.*                            2,008            50,602
Affiliated Computer Svcs.*                                 624            34,070
Agilent Technologies, Inc.*                              2,491            81,580
Altera Corp.*                                            1,878            35,889
Analog Devices, Inc.                                     1,877            69,712
Andrew Corp.*                                              819             9,132
Apple Computer, Inc.*                                    4,184           224,304
Applied Materials, Inc.                                  8,180           138,733
Applied Micro Circuits, Corp.*                           1,540             4,620
Autodesk, Inc.*                                          1,151            53,452
Automatic Data Processing, Inc.                          2,925           125,892
Avaya, Inc.*                                             2,138            22,021
BMC Software, Inc.*                                      1,093            23,062
Broadcom Corp. Cl A*                                     1,425            66,847
Ciena Corp.*                                             2,914             7,693
Cisco Systems, Inc.*                                    32,219           577,687
Citrix Systems, Inc.*                                      859            21,595
Computer Associates Intl., Inc.                          2,336            64,964
Computer Sciences Corp.*                                   932            44,093
Compuware Corp.*                                         1,956            18,582
Comverse Technology, Inc.*                               1,015            26,664
Convergys Corp.*                                           701            10,073
Corning, Inc.*                                           7,421           143,448
Dell, Inc.*                                             12,087           413,375
EMC Corp.*                                              12,153           157,260
Electronic Arts, Inc.*                                   1,530            87,042
Electronic Data Systems Corp.                            2,616            58,703
First Data Corp.                                         3,890           155,600
Fiserv, Inc.*                                              953            43,714
Freescale Semiconductor Cl A*                            2,042            48,150
Gateway, Inc.*                                           1,329             3,588
Hewlett-Packard                                         14,444           421,765
IBM Corp.                                                8,045           645,370

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TECHNOLOGY (Cont'd.)
Intel Corp.                                             30,718           757,199
Intuit, Inc.*                                              915            41,001
JDS Uniphase Corp.*                                      8,309            18,446
Jabil Circuit, Inc.*                                       867            26,808
KLA Tencor Corp.                                           996            48,565
LSI Logic Corp.*                                         1,970            19,405
Lexmark Int'l., Inc.*                                      594            36,264
Linear Technology Corp.                                  1,547            58,152
Lucent Technologies*                                    22,409            72,829
Maxim Integrated Products, Inc.                          1,653            70,500
Mercury Interactive Corp.*                                 428            16,949
Micron Technology, Inc.*                                 3,106            41,310
Microsoft Corp.                                         46,448         1,195,107
Molex Inc., Cl A                                           731            19,503
Motorola, Inc.                                          12,448           274,976
NCR Corp.*                                                 937            29,900
NVIDIA Corporation*                                        850            29,138
National Semiconductor Corp.                             1,728            45,446
Network Appliance, Inc.*                                 1,855            44,038
Novell, Inc.*                                            1,926            14,349
Novellus Systems, Inc.*                                    699            17,531
Oracle Corp.*                                           19,013           235,571
PMC Sierra, Inc.*                                          919             8,096
Parametric Technology Corp.*                             1,373             9,570
Paychex, Inc.                                            1,679            62,257
QLogic Corp.*                                              453            15,493
Qualcomm, Inc.                                           8,220           367,845
Sabre Group Holdings, Inc.                                 661            13,405
Sanmina Corp.*                                           2,650            11,369
Scientific-Atlanta, Inc.                                   772            28,958
Siebel Systems, Inc.                                     2,633            27,199
Solectron Corp.*                                         4,902            19,167
Sun Microsystems, Inc.*                                 17,192            67,393
Symantec Corp.*                                          6,039           136,844
Symbol Technologies, Inc.                                1,225            11,858
Tektronix, Inc.                                            426            10,748
Tellabs, Inc.*                                           2,256            23,733
Teradyne, Inc.*                                            992            16,368
Texas Instruments, Inc.                                  8,183           277,404

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TECHNOLOGY (Cont'd.)
Unisys Corp.*                                            1,717            11,401
Xerox Corp.*                                             4,837            66,025
Xilinx, Inc.                                             1,762            49,072
Yahoo!, Inc.*                                            6,322           213,936
                                                                       ---------
                                                                       8,537,797
                                                                       ---------
TELECOMMUNICATIONS (3.1%)
AT&T Corp.                                               4,043            80,051
Alltel Corp.                                             1,925           125,337
BellSouth Corp.                                          9,238           242,959
CenturyTel, Inc.                                           650            22,737
Citizens Communications Co.                              1,730            23,442
Qwest Communications Intl.*                              7,689            31,525
SBC Communications, Inc.                                16,657           399,268
Sprint Nextel Corp.                                     14,787           351,635
Verizon Communications                                  13,941           455,731
                                                                       ---------
                                                                       1,732,685
                                                                       ---------
UTILITIES (3.6%)
AES Corp.*                                               3,293            54,104
Allegheny Energy, Inc.*                                    811            24,914
Ameren Corp.                                             1,027            54,934
American Electric Power, Inc.                            1,982            78,685
CINergy Corp.                                            1,003            44,543
CMS Energy Corp.*                                        1,105            18,177
Calpine Corp.*                                           2,863             7,415
Centerpoint Energy, Inc.                                 1,561            23,212
Consolidated Edison, Inc.                                1,232            59,814
Constellation Energy Group                                 897            55,255
DTE Energy Co.                                             897            41,136
Dominion Resources, Inc.                                 1,718           147,989
Duke Energy Corp.                                        4,670           136,224
Dynergy, Inc.*                                           1,444             6,801
Edison International                                     1,643            77,681
Entergy Corp.                                            1,052            78,185
Exelon Corp.                                             3,381           180,681
FPL Group, Inc.                                          1,986            94,534
FirstEnergy Corp.                                        1,663            86,676
Keyspan Corporation                                        879            32,330
NiSource, Inc.                                           1,374            33,320
Nicor, Inc.                                                217             9,121

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
UTILITIES (Cont'd.)
PG & E Corp.                                             1,881            73,829
PPL Corporation                                          1,913            61,847
Peoples Energy Corp.                                       187             7,364
Pinnacle West Capital Corp.                                498            21,952
Progress Energy, Inc.                                    1,267            56,698
Public Svc. Enterprise Group                             1,205            77,554
Sempra Energy                                            1,291            60,754
Southern Co.                                             3,765           134,637
TXU Corp.                                                1,210           136,585
Teco Energy, Inc.                                        1,048            18,885
Xcel Energy, Inc.                                        2,030            39,808
                                                                      ----------
                                                                       2,035,644
                                                                      ----------

TOTAL COMMON STOCKS (Cost: $54,857,976) 98.7%                         55,837,197
                                                                      ----------

-----------
*     Non income producing security.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                               Face
SHORT-TERM DEBT SECURITIES:                                         Rate(%)    Maturity      Amount($)     Value($)
                                                                    -------    --------      ---------     --------
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)                                                3.06     10/06/05       200,000        199,915
                                                                                                         -----------
COMMERCIAL PAPER (0.9%)
Anheuser-Busch Co                                                     3.77     10/03/05       520,000        519,891
                                                                                                         -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $719,806) 1.3%                                                       719,806
                                                                                                         -----------
TEMPORARY CASH INVESTMENTS** (Cost: $11,800) 0.0% (b)                                                         11,800
                                                                                                         -----------
TOTAL INVESTMENTS (Cost: $55,589,581) 100.0%                                                             $56,568,802
                                                                                                         ===========

--------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)   Less than 0.5%.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2005 was 3.32%.

--------------

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005

                                             Expiration    Underlying Face  Unrealized
                                                Date       Amount at Value  Gain(Loss)
                                                ----       ---------------  ----------
Purchased
2 S&P 500 Stock Index Futures Contracts     December 2005      $617,150      $(2,263)
                                                               ========      =======


Face value of futures purchased and oustanding as a percentage of total investments in securities: 1.1%

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005


-------------

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Equity Index Fund are:

Unrealized Appreciation                               $9,399,531

Unrealized Depreciation                               (8,641,976)
                                                    ------------
Net                                                     $757,555
                                                    ============

Cost of Investments                                  $55,811,347
                                                    ============

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
BASIC MATERIALS (5.5%)
Airgas, Inc.                                              3,030           89,779
Albemarle Corp.                                           1,738           65,523
Arch Coal Inc.                                            2,901          195,818
Bowater, Inc.                                             2,544           71,919
Cabot Corp.                                               2,823           93,187
Chemtura Corp.                                           10,799          134,124
Cytec Industries, Inc.                                    1,801           78,127
FMC Corp.*                                                1,710           97,846
Ferro Corp.                                               1,906           34,918
Glatfelter                                                2,002           28,208
Longview Fibre Co.                                        2,324           45,295
Lubrizol Corp.                                            3,088          133,803
Lyondell Chemical Co.                                     9,315          266,595
Martin Marietta Materials, Inc.                           2,106          165,237
Minerals Technologies, Inc.                                 921           52,690
Olin Corp.                                                3,253           61,774
Packaging Corp of America                                 2,850           55,319
Peabody Energy Corp.                                      5,967          503,316
Potlatch Corp.                                            1,322           68,903
RPM International, Inc.                                   5,352           98,477
Scotts Co. Cl A*                                          1,027           90,304
Sensient Technologies Corp.                               2,150           40,743
Sonoco Products Co.                                       4,503          122,977
Steel Dynamics, Inc.                                      1,744           59,226
Valspar Corp.                                             4,606          102,990
Worthington Industries, Inc.                              3,241           68,158
                                                                       ---------
                                                                       2,825,256
                                                                       ---------
CONSUMER, CYCLICAL (15.0%)
99 Cent Only Stores*                                      2,183           20,193
Abercrombie & Fitch Co. Cl A                              3,982          198,503
Advance Auto Parts*                                       4,980          192,626
Aeropostale, Inc.*                                        2,521           53,571
American Eagle Outfitters                                 6,213          146,192
American Greetings Corp. Cl A                             3,057           83,762
Ann Taylor Stores Corp.*                                  3,314           87,987
Applebees Intl., Inc.                                     3,596           74,401
ArvinMeritor, Inc.                                        3,195           53,420
Bandag, Inc.                                                534           22,887
Barnes & Noble, Inc.*                                     2,495           94,062

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
CONSUMER, CYCLICAL (Cont'd.)
Belo Corporation                                          4,395          100,470
Blyth, Inc.                                               1,212           27,015
Bob Evans Farms, Inc.                                     1,614           36,654
Borders Group, Inc.                                       3,192           70,767
Borg-Warner, Inc.                                         2,572          145,215
Boyd Gaming Corp.                                         1,976           85,205
Brinker International, Inc.*                              4,003          150,353
CBRL Group, Inc.                                          2,129           71,662
Callaway Golf Co.                                         2,985           45,044
CarMax, Inc.*                                             4,754          148,658
Catalina Marketing Corp.                                  1,827           41,546
Cheesecake Factory, Inc.*                                 3,566          111,386
Chico's FAS, Inc.*                                        8,221          302,533
Claire's Stores, Inc.                                     4,516          108,971
Dollar Tree Stores*                                       4,887          105,804
Emmis Communications Cl A*                                1,668           36,846
Entercom Communications*                                  1,734           54,777
Foot Locker, Inc.                                         7,136          156,564
Furniture Brands Intl., Inc.                              2,381           42,929
GTECH Holdings Corp.                                      5,267          168,860
Gentex Corp.                                              7,120          123,888
Harman Intl. Industries, Inc.                             2,999          306,708
Harte-Hanks, Inc.                                         2,646           69,934
Hovanian Enterprises, Inc.*                               1,629           83,405
International Speedway Corp.                              1,601           84,004
Krispy Kreme Doughnuts, Inc.*                             2,809           17,584
Lear Corp.                                                3,053          103,710
Lee Enterprises                                           2,069           87,891
Lennar Corp.                                              6,089          363,879
Media General Inc. Cl A                                   1,093           63,405
Michaels Stores, Inc.                                     6,161          203,683
Modine Manufacturing Co.                                  1,588           58,248
Mohawk Industries, Inc.*                                  2,403          192,841
Neiman-Marcus Group                                       2,227          222,589
O'Reilly Automotive, Inc.*                                5,087          143,352
Outback Steakhouse, Inc.                                  2,987          109,324
Pacific Sunwear of California*                            3,394           72,767
Payless Shoesource, Inc.*                                 3,104           54,010
PetSmart, Inc.                                            6,517          141,940

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
CONSUMER, CYCLICAL (Cont'd.)
Pier 1 Imports, Inc.                                      3,919           44,167
Polo Ralph Lauren Corp.                                   2,748          138,224
Reader's Digest Assn                                      4,510           72,025
Regis Corporation                                         2,052           77,607
Rent-A-Center, Inc.*                                      3,404           65,731
Ross Stores, Inc.                                         6,647          157,534
Ruby Tuesday, Inc.                                        2,899           63,082
Ryland Group, Inc.                                        2,134          146,008
Saks Incorporated*                                        6,458          119,473
Scholastic Corp.*                                         1,598           59,062
Thor Industries Inc.                                      1,571           53,414
Timberland Company Cl A*                                  2,512           84,855
Toll Brothers, Inc.*                                      5,383          240,459
Tupperware Corp.                                          2,425           55,242
Urban Outfitters, Inc.*                                   5,010          147,294
Valassis Communication, Inc.*                             2,270           88,485
Washington Post Co. Cl B                                    266          213,465
Westwood One, Inc.                                        3,078           61,221
Williams-Sonoma, Inc.*                                    5,296          203,102
                                                                       ---------
                                                                       7,632,475
                                                                       ---------
CONSUMER, NON-CYCLICAL (3.2%)
BJ's Wholesale Club, Inc.*                                3,101           86,208
Church & Dwight                                           2,913          107,606
Dean Foods Co.*                                           6,801          264,287
Energizer Holdings, Inc.*                                 3,228          183,028
Hormel Foods Corp.                                        3,320          109,527
J.M. Smucker Co.                                          2,658          129,019
Lancaster Colony Corp.                                    1,167           50,181
PepsiAmericas, Inc.                                       2,853           64,849
Ruddick Corp.                                             1,576           36,327
Smithfield Foods, Inc.*                                   4,494          133,382
Tootsie Roll Inds., Inc.                                  1,146           36,386
Universal Corp.                                           1,169           45,392
Whole Foods Market, Inc.                                  3,061          411,551
                                                                       ---------
                                                                       1,657,743
                                                                       ---------
ENERGY (7.5%)
Cooper Cameron Corp.*                                     2,546          188,226
Denbury Resources, Inc.*                                  2,599          131,094
ENSCO International, Inc.                                 6,914          322,123

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
ENERGY (Cont'd.)
FMC Technologies, Inc.*                                   3,120          131,383
Forest Oil Corp.*                                         2,483          129,364
Grant Prideco, Inc.*                                      5,780          234,957
Hanover Compressor Co.*                                   3,752           52,003
Helmerich & Payne, Inc.                                   2,341          141,373
NewField Exploration Company*                             5,765          283,062
Noble Energy, Inc.                                        7,944          372,574
Overseas Shipholding Group                                1,346           78,512
Patterson UTI Energy, Inc.                                7,811          281,821
Pioneer Natural Resources Co.                             6,449          354,179
Plains Exploration & Prod. Co.                            3,562          152,525
Pogo Producing Co.                                        2,717          160,140
Pride International, Inc.*                                7,208          205,500
Smith International, Inc.                                 9,661          321,808
Tidewater, Inc.                                           2,762          134,427
Western Gas Resources                                     2,614          133,915
                                                                       ---------
                                                                       3,808,986
                                                                       ---------
FINANCIAL (17.4%)
AMB Property Corp.                                        3,874          173,943
Allmerica Financial Corp.*                                2,432          100,052
AmerUs Group Co.                                          1,768          101,430
American Financial Group                                  2,110           71,592
Americredit Corp.*                                        6,346          151,479
Associated Banc-Corp                                      5,815          177,241
Astoria Financial Corp.                                   4,075          107,662
Bank of Hawaii Corp.                                      2,359          116,110
Berkley (WR) Corp.                                        5,084          200,716
Brown & Brown, Inc.                                       2,516          125,020
City National Corp.                                       1,879          131,699
Colonial BancGroup, Inc.                                  7,009          157,002
Commerce Bancorp, Inc. (N.J.)                             7,463          229,039
Cullen Frost Bankers, Inc.                                2,078          102,529
Developers Diversified Realty                             4,947          231,025
Eaton Vance Corp.                                         5,939          147,406
Edwards (A.G.), Inc.                                      3,503          153,466
Everest RE Group*                                         2,566          251,211
Fidelity Natl. Finl., Inc.                                7,868          350,283
First American Corp.                                      4,330          197,751
Firstmerit Corp.                                          3,801          101,829

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
FINANCIAL (Cont'd.)
GATX Corp.                                                2,275           89,976
Gallagher (Arthur J.) & Co.                               4,304          123,998
Greater Bay Bancorp                                       2,313           56,992
HCC Insurance Holdings, Inc.                              4,804          137,058
Highwoods Properties, Inc.                                2,444           72,122
Horace Mann Educators Corp.                               1,953           38,630
Hospitality Properties Trust                              3,271          140,195
Independence Community Bank Corp.                         3,414          116,383
Indymac Bancorp, Inc.                                     2,889          114,347
Investors Financial Services                              3,014           99,161
Jefferies Group                                           2,247           97,857
Labranche & Co.*                                          2,758           23,967
Legg Mason, Inc.                                          5,115          561,064
Leucadia National                                         3,735          160,979
Liberty Property Trust                                    3,993          169,862
Macerich Co.                                              2,716          176,377
Mack-Cali Realty Corp.                                    2,813          126,416
Mercantile Bankshares Corp.                               3,730          200,972
Mercury General Corporation                               1,613           96,764
MoneyGram International, Inc.                             3,892           84,495
New Plan Excel Realty Trust                               4,712          108,140
New York Community Bancorp, Inc.                         10,764          176,530
Ohio Casualty Corp.                                       2,934           79,570
Old Republic Intl. Corp.                                  8,321          221,921
PMI Group, Inc.                                           4,189          167,015
Protective Life Corp.                                     3,169          130,499
Regency Centers Corp.                                     2,888          165,916
Radian Group, Inc.                                        3,878          205,922
Raymond James Financial, Inc.                             2,588           83,127
Rayonier, Inc.                                            2,296          132,296
SEI Investments                                           2,917          109,621
SVB Financial Group*                                      1,614           78,505
StanCorp Financial Group, Inc.                            1,253          105,503
TCF Financial                                             5,188          138,779
Texas Regional Bancshares                                 1,874           53,952
United Dominion Realty Tr., Inc.                          6,240          147,888
Unitrin Inc.                                              2,082           98,812
Waddell & Reed Financial, Inc.                            3,805           73,665
Washington Federal, Inc.                                  3,948           89,067

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
FINANCIAL (Cont'd.)
Webster Financial Corp.                                   2,450          110,152
Weingarten Realty Investors                               3,653          138,266
Westamerica Bancorp                                       1,469           75,874
Wilmington Trust Corp.                                    3,081          112,302
                                                                       ---------
                                                                       8,869,422
                                                                       ---------
HEALTHCARE (11.6%)
Advanced Medical Optics, Inc.*                            3,005          114,040
Apria Healthcare Group, Inc.*                             2,252           71,861
Barr Pharmaceuticals, Inc.*                               4,842          265,923
Beckman Coulter, Inc.                                     2,820          152,224
Cephalon, Inc.*                                           2,641          122,595
Charles River Laboratories, Inc.                          3,265          142,419
Community Health Systems, Inc.*                           4,081          158,384
Covance, Inc.*                                            2,835          136,052
Cytyc Corp.*                                              5,105          137,069
Dentsply International, Inc.                              3,607          194,850
Edwards Lifesciences Corp.*                               2,720          120,795
Gen-Probe, Inc.*                                          2,306          114,032
Health Net, Inc.*                                         5,156          243,982
Hillenbrand Industries, Inc.                              2,780          130,799
Inamed Corp.*                                             1,652          125,023
Intuitive Surgical, Inc.*                                 1,589          116,458
Invitrogen Corp.*                                         2,414          181,605
Ivax Corp.*                                               9,787          257,985
Lifepoint Hospitals, Inc.*                                2,592          113,348
Lincare Holdings, Inc.*                                   4,468          183,411
Millennium Pharmaceuticals, Inc.                         14,039          130,984
Omnicare, Inc.                                            4,803          270,073
Pacificare Health Systems, Inc.                           3,988          318,163
Par Pharmaceutical Cos., Inc.*                            1,556           41,421
Patterson Cos., Inc.*                                     6,274          251,148
Perrigo Co.                                               3,787           54,192
Protein Design*                                           4,872          136,416
Renal Care Group, Inc.*                                   3,098          146,597
Schein (Henry), Inc.*                                     3,965          168,988
Sepracor, Inc.*                                           4,793          282,739
Steris Corp.                                              3,098           73,701
Techne Corp.*                                             1,770          100,855
Triad Hospitals, Inc.*                                    3,915          177,232

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
HEALTHCARE (Cont'd.)
Universal Health Services Cl B                            2,535          120,742
VCA Antech, Inc.*                                         3,753           95,777
Valeant Pharmaceuticals                                   4,213           84,597
Varian Medical Systems, Inc.*                             5,953          235,203
Varian, Inc.*                                             1,458           50,039
Vertex Pharmaceutical*                                    4,353           97,290
                                                                       ---------
                                                                       5,919,012
                                                                       ---------
INDUSTRIAL (13.3%)
ADESA, Inc.                                               4,073           90,013
AGCO Corp.*                                               4,113           74,857
AirTran Holdings, Inc.*                                   3,968           50,235
Alaska Air Group, Inc.*                                   1,239           36,005
Alexander & Baldwin, Inc.                                 1,994          106,161
Alliant TechSystems, Inc.*                                1,691          126,233
Ametek, Inc.                                              3,181          136,688
Banta Corp.                                               1,093           55,623
C.H. Robinson Worldwide, Inc.                             3,894          249,683
CNF, Inc.                                                 2,384          125,160
Career Education Corp.*                                   4,683          166,527
Carlisle Companies, Inc.                                  1,393           88,553
ChoicePoint, Inc.*                                        4,108          177,342
Copart, Inc.*                                             3,161           75,453
Corinthian Colleges, Inc.*                                4,152           55,097
Corporate Executive Board Co.                             1,815          141,534
Crane Co.                                                 2,262           67,272
DeVry, Inc.*                                              2,664           50,749
Deluxe Corp.                                              2,303           92,488
Donaldson Company, Inc.                                   3,127           95,467
Dun & Bradstreet*                                         3,050          200,904
Dycom Industries, Inc.*                                   2,223           44,949
Education Management Corp.*                               3,037           97,913
Expeditors Int'l Wash., Inc.                              4,850          275,383
Fastenal Co.                                              2,817          172,091
Federal Signal Corp.                                      2,196           37,530
Flowserve Corporation*                                    2,515           91,420
Graco, Inc.                                               3,125          107,125
Granite Construction                                      1,499           57,322
HNI Corporation                                           2,513          151,333
Harsco Corp.                                              1,896          124,321

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
INDUSTRIAL (Cont'd.)
Hubbell, Inc. Cl B                                        2,758          129,433
Hunt (JB) Transport Svcs., Inc.                           5,764          109,574
ITT Educational Services, Inc.                            1,725           85,129
Jacobs Engineering Group, Inc.                            2,632          177,397
JetBlue Airways Corp.*                                    4,262           75,011
Joy Global, Inc.                                          3,685          185,945
Kelly Services, Inc.                                        876           26,858
Kennametal, Inc.                                          1,746           85,624
Korn/Ferry International*                                 1,863           30,535
Laureate Education, Inc.*                                 2,260          110,672
Manpower, Inc.                                            3,964          175,962
Martek Biosciences Corp.*                                 1,443           50,693
Miller (Herman), Inc.                                     3,165           95,900
Nordson Corp.                                             1,486           56,513
Pentair, Inc.                                             4,634          169,141
Precision Castparts Corp.                                 6,045          320,990
Quanta Services, Inc.*                                    5,367           68,483
Republic Services, Inc.                                   5,621          198,365
Rollins, Inc.                                             1,343           26,215
SPX, Inc.                                                 3,328          152,922
Sequa Corp. Cl A*                                           291           17,169
Sotheby's Holdings*                                       2,036           34,042
Stericycle, Inc.*                                         2,022          115,557
Swift Transportation Co., Inc.                            2,380           42,126
Tecumseh Products Co. Cl A                                  841           18,098
Teleflex, Inc.                                            1,858          130,989
The Brink's Company                                       2,673          109,753
Thomas & Betts Corp.*                                     2,395           82,412
Timken Co.                                                3,747          111,024
Trinity Industries                                        1,941           78,591
United Rentals*                                           3,045           60,017
Werner Enterprises, Inc.                                  2,349           40,614
Yellow Roadway Corp.*                                     2,635          109,142
York International Corp.                                  1,919          107,598
                                                                       ---------
                                                                       6,809,925
                                                                       ---------
TECHNOLOGY (14.3%)
3Com Corp.*                                              17,598           71,800
Activision, Inc.*                                         9,263          189,428
Acxiom Corp.                                              3,558           66,606

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
TECHNOLOGY (Cont'd.)
Adtran, Inc.                                              3,064           96,516
Advent Software, Inc.*                                      723           19,478
Alliance Data Systems*                                    3,157          123,597
Amphenol Corp. CL A                                       4,042          163,054
Anteon International Corp.*                               1,485           63,499
Arrow Electronics, Inc.*                                  5,384          168,842
Atmel Corp.*                                             19,258           39,671
Avnet, Inc.*                                              6,616          161,761
Avocent Corp.*                                            2,224           70,367
BISYS Group, Inc.*                                        5,496           73,811
CDW Corp.                                                 2,858          168,393
CSG Systems Intl., Inc.*                                  2,233           48,478
Cabot MicroElectronics Corp.*                             1,109           32,582
Cadence Design Systems, Inc.*                            12,644          204,327
Ceridian Corp.*                                           6,655          138,091
Certegy, Inc.                                             2,820          112,856
CheckFree Corp.*                                          4,123          155,932
Cognizant Tech Solutions*                                 6,215          289,557
CommScope, Inc.*                                          2,488           43,142
Credence Systems Corp.*                                   4,523           36,094
Cree, Inc.*                                               3,438           86,019
Cypress Semiconductor Corp.*                              6,080           91,504
DST Systems, Inc.*                                        3,176          174,140
Diebold, Inc.                                             3,197          110,169
F5 Networks, Inc.*                                        1,750           76,073
Fair Isaac Corporation                                    2,974          133,235
Fairchild Semiconductor Intl.*                            5,453           81,032
Gartner, Inc.*                                            2,620           30,628
Harris Corp.                                              6,059          253,266
Henry (Jack) & Associates                                 3,418           66,309
Imation Corp.                                             1,549           66,406
Integrated Device Tech., Inc.*                            9,045           97,143
International Rectifier*                                  2,934          132,265
Intersil Corp. Cl A                                       6,978          151,981
Keane, Inc.*                                              2,135           24,403
Kemet Corp.*                                              3,940           33,017
LTX Corp.*                                                2,792           11,782
Lam Research Corp.*                                       6,209          189,188
Lattice Semiconductor Corp.*                              5,169           22,123

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
TECHNOLOGY (Cont'd.)
MEMC Electronic Materials, Inc.                           7,145          162,835
MPS Group, Inc.*                                          4,589           54,150
Macromedia, Inc.*                                         3,462          140,800
Macrovision Corp.*                                        2,302           43,968
McAfee, Inc.*                                             7,524          236,404
McData Corporation Cl A*                                  7,066           37,026
Mentor Graphics Corp.*                                    3,600           30,960
Micrel, Inc.*                                             2,995           33,634
Microchip Technology, Inc.                                9,517          286,652
National Instruments Corp.                                2,506           61,748
Newport Corp.*                                            1,812           25,241
Plantronics, Inc.                                         2,149           66,211
Plexus Corp.*                                             1,982           33,872
Polycom, Inc.*                                            4,390           70,986
Powerwave Technologies Inc.*                              5,005           65,015
RF Micro Devices*                                         8,566           48,398
RSA Security, Inc.*                                       3,227           41,015
Reynolds & Reynolds Co.                                   2,327           63,783
SRA- International, Inc. Cl A*                            1,644           58,329
Sandisk Corp.*                                            8,268          398,931
Semtech Corp.*                                            3,347           55,125
Silicon Laboratories, Inc.*                               2,032           61,752
Sybase, Inc.*                                             4,115           96,373
Synopsys, Inc.*                                           6,565          124,079
Tech Data Corp.*                                          2,632           96,621
Transaction Systems Architects                            1,691           47,094
Triquint Semiconductor, Inc.*                             6,365           22,405
Utstarcom, Inc.*                                          4,681           38,243
Vishay Intertechnology, Inc.*                             8,376          100,092
Western Digital Corp.*                                    9,685          125,226
Wind River Systems*                                       3,409           44,077
Zebra Technologies Cl A*                                  3,282          128,292
                                                                       ---------
                                                                       7,267,902
                                                                       ---------
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                   11,197           49,379
Telephone & Data Systems, Inc.                            4,668          182,052
                                                                       ---------
                                                                         231,431
                                                                       ---------
UTILITIES (7.8%)
AGL Resources, Inc.                                       3,520          130,627

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
UTILITIES (Cont'd.)
Alliant Energy Corp.                                      5,298          154,331
Aqua America, Inc.                                        4,373          166,261
Aquila, Inc.*                                            16,981           67,245
Black Hills Corp.                                         1,490           64,621
DPL, Inc.                                                 5,777          160,601
Duquesne Light Holdings, Inc.                             3,538           60,889
Energy East Corporation                                   6,711          169,050
Equitable Resources, Inc.                                 5,524          215,767
Great Plains Energy, Inc.                                 3,396          101,574
Hawaiian Electric Inds                                    3,682          102,654
IdaCorp, Inc.                                             1,922           57,910
MDU Resources Group                                       5,447          194,186
NSTAR                                                     4,859          140,522
National Fuel Gas Co.                                     3,828          130,918
Northeast Utilities                                       5,909          117,885
OGE Energy Corp.                                          4,108          115,435
Oneok, Inc.                                               4,592          156,220
PNM Resources, Inc.                                       3,126           89,622
Pepco Holdings                                            8,605          200,238
Puget Energy Inc.                                         4,562          107,116
Questar Corp.                                             3,869          340,936
SCANA Corp.                                               5,164          218,127
Sierra Pacific Resources*                                 8,343          123,894
Vectren Corporation                                       3,462           98,148
WGL Holdings, Inc.                                        2,215           71,169
WPS Resources                                             1,727           99,821
Westar Energy, Inc.                                       3,945           95,193
Wisconsin Energy Corp.                                    5,322          212,455
                                                                      ----------
                                                                       3,963,415
                                                                      ----------
TOTAL COMMON STOCKS  (Cost: $42,127,751) 96.1%                        48,985,566
                                                                      ----------

----------
*     Non income producing security.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                              Face
SHORT-TERM DEBT SECURITIES:                                    Rate(%)         Maturity      Amount($)              Value($)
                                                               -------         --------      ---------              --------
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)                                          3.06           10/06/05        200,000               199,915
                                                                                                                 -----------
U.S. GOVERNMENT AGENCIES 3.5%)
Federal National Mtge. Assoc.                                   3.15           10/03/05      1,810,000             1,809,683
                                                                                                                 -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,009,598) 3.9%                                                           2,009,598
                                                                                                                 -----------
TOTAL INVESTMENTS (Cost: $44,137,349) 100.0%                                                                     $50,995,164
                                                                                                                 ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005:

                                    Expiration     Underlying Face    Unrealized
                                       Date        Amount at Value    Gain(Loss)
                                    ----------     ---------------    ----------
Purchased
6 S&P MidCap 400 Stock
  Index Futures Contracts         December 2005       $2,162,100        $12,725
                                                      ==========        =======

Face value of futures purchased and oustanding as a percentage of total investments in securities: 4.2%

----------

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation                      $11,233,967

Unrealized Depreciation                       (4,464,173)
                                             -----------
Net                                          $ 6,769,794
                                             ===========
Cost of Investments                          $44,225,369
                                             ===========

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
BASIC MATERIALS (3.7%)
Commercial Metals Co.                                     3,750          126,525
Cytec Industries, Inc.                                    2,450          106,281
FMC Corp.*                                                1,683           96,301
Glatfelter                                                2,520           35,507
Longview Fibre Co.                                        4,640           90,434
Lubrizol Corp.                                            2,370          102,692
Oregon Steel Mills, Inc.*                                   960           26,784
Steel Dynamics, Inc.                                      1,330           45,167
U.S. Concrete, Inc.*                                      4,630           35,697
                                                                       ---------
                                                                         665,388
                                                                       ---------
CONSUMER, CYCLICAL (10.7%)
Buffalo Wild Wings, Inc.*                                 2,396           63,494
Crown Holdings, Inc.*                                    19,138          305,060
Deckers Outdoor Corp*                                     1,938           46,628
Gamestop Corp.*                                           4,801          151,087
Guitar Center, Inc.*                                      1,529           84,416
Hibbett Sporting Goods, Inc.*                             3,975           88,444
Hot Topic, Inc.*                                          2,700           41,472
Hudson Highland Group*                                    3,150           78,656
Jacuzzi Brands, Inc.*                                     6,250           50,375
Lithia Motors, Inc. Cl A                                  1,360           39,413
Modine Manufacturing Co.                                  2,910          106,739
Omega Protein Corp.*                                      4,140           31,505
P.F. Changs China Bistro, Inc.*                           1,219           54,648
Payless Shoesource, Inc.*                                 2,700           46,980
Pinnacle Entertainment, Inc.*                             2,976           54,550
Red Robin Gourmet Burgers*                                1,159           53,129
Regent Communications Inc.*                               2,540           13,360
Shopko Stores, Inc.*                                      4,540          115,861
Sunopta*                                                  3,680           17,885
Sunterra Corporation*                                     6,280           82,456
The Bombay Company, Inc.*                                11,470           50,583
The Warnaco Group, Inc.*                                  3,803           83,324
Wild Oaks Markets, Inc.*                                  7,080           91,049
Winnebago Industries, Inc.                                1,300           37,661
Wolverine World Wide, Inc.                                6,546          137,793
                                                                       ---------
                                                                       1,926,568
                                                                       ---------

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, NON-CYCLICAL (3.4%)
Alkermes, Inc.*                                           2,459           41,311
Chiquita Brands Intl., Inc.                               4,490          125,496
Conmed Corp.*                                             1,310           36,523
Escala Group, Inc.*                                       1,970           32,801
Longs Drug Stores Corp.                                   3,720          159,551
MGI Pharma, Inc.,*                                        4,056           94,545
Mueller Industries, Inc.                                    840           23,327
Serologicals Corp.*                                       3,624           81,757
Sovran Self Storage, Inc.                                   520           25,454
                                                                       ---------
                                                                         620,765
                                                                       ---------
ENERGY (8.8%)
CNX Gas Corp.*                                            3,520           72,160
Cimarex Energy Co.*                                       1,190           53,943
Core Laboratories N.V.*                                   1,300           41,938
Crosstex Energy, Inc.                                       620           39,655
Denbury Resources, Inc.*                                  2,228          112,380
Holly Corp.                                               1,685          107,806
Houston Exploration Co.*                                  1,500          100,875
NS Group, Inc.*                                           6,230          244,528
Range Resources Corp.                                     8,460          326,641
Southern Union Co.*                                       3,587           92,437
Stone Energy Corp.*                                         820           50,053
Tesoro Petroleum Corp.                                      490           32,948
Todco Cl A                                                4,520          188,529
Unisource Energy Corp.                                    3,900          129,636
                                                                       ---------
                                                                       1,593,529
                                                                       ---------
FINANCIAL (21.5%)
Acadia Realty Trust                                       2,010           36,160
Alabama National Bancorp                                  1,161           74,234
American Equity Inv. Life                                 5,315           60,325
American Home Mortgage Investment Corp.                   1,550           46,965
Amli Residential Properties                               2,210           70,875
Argonaut Group, Inc.*                                     3,331           89,970
Assured Guaranty Co.*                                     5,880          140,708
Bank Mutual Corp.                                         8,030           86,082
BankAtlantic Bancorp, Inc. Cl A                           7,390          125,556
Banner Corporation                                        1,630           43,423

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
FINANCIAL (Cont'd.)
Boykin Lodging Company*                                   1,620           20,120
Brookline Bankcorp                                        8,210          129,882
Capital Automotive REIT                                   1,910           73,936
Choice Hotels Intl., Inc.                                 1,186           76,663
Columbia Banking System                                   2,105           55,214
Conseco, Inc.*                                            3,450           72,830
ECC Capital Corp.                                        10,120           32,991
Equity Inns, Inc.                                         8,990          121,365
First Financial Holdings, Inc.                            1,631           50,300
First Niagara Financial Grp                               7,890          113,932
First State Banck Corporation                             6,000          127,140
Getty Realty Corp.                                        1,344           38,680
Gladstone Capital Corp.                                   1,570           35,404
Highwoods Properties, Inc.                                2,830           83,513
Iberia Bank Corp.                                           400           21,260
KNBT Bancorp, Inc.                                        6,220           96,845
Knight Capital Group, Inc.*                               2,510           20,858
La Salle Hotel Properties                                 2,200           75,790
LandAmerica Financial Group                               1,950          126,068
MAF Bancorp                                               2,840          116,440
Max Re Capital, Ltd.*                                     1,700           42,143
Medical Properties Trust, Inc.                            5,740           56,252
Mid-America Apt. Communities                              1,910           88,834
National Financial Partners                               1,090           49,203
NewAlliance Bankshare                                     8,180          119,755
PHH Corp.*                                                3,150           86,499
Pennsylvania REIT                                         1,880           79,298
Placer Sierra Banschares                                  2,830           77,740
Platinum Underwriters Hldgs.*                             2,665           79,657
PrivateBancorp, Inc.                                      2,404           82,409
Provident Financial Services                              6,660          117,216
Summit Bankshares, Inc.                                   2,912           53,493
Santander Bancorp                                         2,563           63,127
Sterling Financial Corp.                                  5,062          114,148
Stewart Information Services                              2,210          113,152
Sws Group, Inc.                                           3,050           50,020
Taberna Realty Fin. Trust                                 9,900          123,750

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
FINANCIAL (Cont'd.)
Texas Regional Bancshares                                 3,240           93,280
Tower Group, Inc.                                         2,070           31,298
Vintage Wine Trust, Inc.                                  8,660           86,600
                                                                       ---------
                                                                       3,871,403
                                                                       ---------
HEALTHCARE (6.8%)
Advanced Medical Optics, Inc.*                            3,138          119,087
Amedisys, Inc.*                                           1,970           76,830
Amsurg Corp.*                                             1,199           32,805
Amylin Pharmaceuticals, Inc.*                             2,001           69,615
Apria Healthcare Group, Inc.*                             1,036           33,059
Bioenvision, Inc.*                                        4,380           35,171
CV Therapeutics Inc.*                                     2,372           63,451
Caliper Life Sciences, Inc.*                              9,080           63,832
Centene Corporation*                                      4,342          108,680
DJ Orthopedics, Inc*                                      1,675           48,475
Digene Corp.*                                             1,610           45,885
Exponent, Inc.*                                           1,106           34,717
Genesis HealthCare Corp.*                                 1,150           46,368
Inspire Pharmaceuticals, Inc.*                            2,760           20,976
Psychiatric Solutions*                                      200           10,846
Rigel Pharmaceuticals, Inc.*                              1,477           35,108
Steris Corp.                                              1,645           39,135
Theravance, Inc.*                                         1,849           38,903
United Surgical Partners, Inc.                            2,104           82,287
Universal American Financial*                             1,070           24,332
Valeant Pharmaceuticals                                   1,406           28,232
Ventana Medical Systems, Inc.*                            2,882          109,718
Viasys Healthcare, Inc.*                                  2,430           60,726
                                                                       ---------
                                                                       1,228,238
                                                                       ---------
INDUSTRIAL (22.3%)
Actuant Corp. Cl A                                        2,119           99,169
Acuity brands, Inc.                                       1,200           35,604
Agnico-Eagle Mines, Ltd.                                  4,590           67,978
Apogee Enterprises, Inc.                                  8,610          147,231
Aspect Medical Systems Inc.*                                840           24,889
Audiovox Corp. Cl A*                                     11,740          164,125
Baker (Michael) Corp.*                                    1,040           27,092

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
INDUSTRIAL (Cont'd.)
Benchmark Electronics*                                    3,681          110,872
Cal Dive International, Inc.*                             1,651          104,690
Champion Enterprises, Inc.*                              15,500          229,090
Ciber Inc.*                                               7,796           57,924
Conexant Systems, Inc.*                                  19,370           34,672
Curtis Wright Corp. Cl B                                  1,960          120,952
Cymer, Inc.*                                                660           20,671
Diagnostic Products Corp.                                   800           42,184
Digital River, Inc.*                                      1,587           55,307
Ditech Communications Corp.*                              1,450            9,773
Duratek, Inc.*                                            1,720           31,442
Eagle Materials, Inc.                                       225           27,308
EastGroup Properties, Inc.                                  570           24,938
Eclipsys Corp.*                                             825           14,718
ElkCorp                                                     950           33,982
Frozen Foods Express Ind.*                                3,630           38,079
Gardner Denver Machinery*                                 2,610          116,406
General Cable Corp.*                                      6,920          116,256
Genesee & Wyoming, Inc. Cl A*                             1,955           61,974
Genesis Microchip Corp.*                                  2,050           44,998
Gevity HR, Inc.                                           2,271           61,862
Granite Construction                                      3,100          118,544
Greenbrier Companies, Inc.                                2,165           71,965
HEICO Corp.                                               2,060           47,792
HUB Group, Inc. Cl A*                                     1,575           57,818
Healthcare Services Group                                 2,190           42,158
Hydril Company*                                           1,364           93,625
Kennametal, Inc.                                          2,820          138,293
Kirby Corp.*                                              1,013           50,073
Labor Ready, Inc.*                                        1,668           42,784
Landstar System, Inc.                                     2,833          113,405
Lincoln Electric Holdings                                 2,090           82,346
Matrix Service Co.*                                       7,165           57,678
Molecular Devices Corp.*                                  1,785           37,289
Moog, Inc. Cl A*                                          1,505           44,428
Noven Pharmaceuticals*                                    2,352           32,928
Proliance International, Inc.*                              794            4,351

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
INDUSTRIAL (Cont'd.)
RailAmerica, Inc.*                                       15,470          184,093
Regal-Beloit Corp.                                        5,275          171,121
Shaw Group, Inc.*                                         4,215          103,942
Siligan Holdings, Inc.                                    5,760          191,578
Texas Industries, Inc.                                    1,370           74,528
Trinity Industries                                        3,000          121,470
Triumph Group, Inc.*                                      1,250           46,463
Universal Forest Products                                 2,830          162,216
Willbros Group Inc. *                                       560            8,876
                                                                       ---------
                                                                       4,023,950
                                                                       ---------
TECHNOLOGY (12.4%)
Aeroflex, Inc.*                                           7,230           67,672
American Reprographics Co.*                               1,700           29,070
Anixter International, Inc.                               2,460           99,211
Centillium Communications. Inc.                           2,008            7,570
Computer Programs & Systems                               1,150           39,721
Credence Systems Corp.*                                   5,849           46,675
Cypress Semiconductor Corp.*                              4,557           68,583
Dot Hill Systems*                                         7,070           47,581
Electronics For Imaging, Inc.*                            2,090           47,945
Exelixis, Inc/*                                           2,760           21,114
Hutchinson Tech*                                          1,590           41,531
Imation Corp.                                               890           38,154
Integrated Device Tech., Inc.*                            3,927           42,176
Lecroy Corp.*                                             2,149           31,913
Lojack Corporation*                                       2,770           58,558
Macrovision Corp.*                                        3,916           74,796
Medics Pharmaceutical Corp.                               3,870          126,006
Micrel, Inc.*                                             7,623           85,606
Neustar, Inc. Cl A*                                         900           28,790
On Semiconductor*                                         8,951           46,097
Palm,Inc*                                                 1,740           49,294
Parametric Technology Corp.*                             15,188          105,860
Perot Systems Corp. Cl A*                                 2,560           36,224
Powerwave Technologies, Inc.*                             6,390           83,006
Quest Software, Inc.*                                     1,625           24,489
RF Micro Devices*                                        18,600          105,090

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
TECHNOLOGY (Cont'd.)
SPSS, Inc.*                                                 640           15,360
Skyworks Solutions Inc.*                                 22,113          155,232
Sonosite, Inc.*                                           1,785           52,979
Tibco Software, Inc.*                                     4,050           33,858
ValueClick , Inc.*                                        3,850           65,797
Varian Semiconductor Equip.*                                750           31,778
Viasat, Inc.*                                             3,479           89,236
Wabtech                                                   6,430          175,410
Websense, Inc.*                                             809           41,429
aQuantive, Inc*                                           5,590          112,526
                                                                      ----------
                                                                       2,226,337
                                                                      ----------
TELECOMMUNICATIONS (1.1%)
CT Communications, Inc.                                   2,360           29,193
Tekelec*                                                  6,160          129,052
Valor Communications Group                                3,440           46,887
                                                                      ----------
                                                                         205,132
                                                                      ----------
UTILITIES (3.3%)
Avista Corp.                                              2,310           44,814
EPIQ Systems, Inc.*                                         550           12,001
Integrated Electrical Svcs.*                              6,260           17,528
PNM Resources, Inc.                                       5,575          159,835
Sierra Pacific Resources*                                 6,930          102,911
Southwestern Energy Co.*                                  2,292          168,234
Westar Energy, Inc.                                       3,970           95,796
                                                                      ----------
                                                                         601,119
                                                                      ----------
TOTAL EQUITY SECURITIES (Cost: $14,522,685) 94.0%                     16,962,429
                                                                      ----------

----------
* Non-income producing security.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

PREFERRED STOCK:                                         Shares         Value($)
                                                         ------         --------

ENERGY (0.5%)
Whittier Energy                                           1,460           87,600
                                                                        --------
TOTAL PREFERRED STOCK (Cost; $87,600) 0.5%                                87,600
                                                                        --------

                                                                                                Face
LONG-TERM DEBT SECURITIES:                                      Rate(%)        Maturity       Amount($)         Value($)
                                                                -------        --------       ---------         --------
FINANCIAL (0.5%)
GSC Capital Corp                                                 7.25          07/15/10        90,000               90,000
                                                                                                               -----------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000)  0.5%                                                               90,000
                                                                                                               -----------

                                                                                                Face
SHORT-TERM DEBT SECURITIES:                                     Rate(%)        Maturity       Amount($)         Value($)
                                                                -------        --------       ---------         --------
U.S. GOVERNMENT AGENCIES (4.8%)
Federal National Mtge. Assoc.                                     3.15         10/03/05        860,000             859,849
                                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $859,849) 4.8%                                                             859,849
                                                                                                               -----------
TEMPORARY CASH INVESTMENTS ** (Cost: $33,700) 0.2%                                                                  33,700
                                                                                                               -----------
TOTAL INVESTMENTS (Cost: $15,593,834) 100.0%                                                                   $18,033,578
                                                                                                               ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2005 was 3.32%.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

----------

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Aggressive Equity Fund are:

Unrealized Appreciation                           $ 2,783,120

Unrealized Depreciation                              (363,364)
                                                  -----------
Net                                               $ 2,419,756
                                                  ===========

Cost of Investments                               $15,613,821
                                                  ===========

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                           Face
LONG-TERM DEBT SECURITIES:                                    Rating*       Rate(%)     Maturity         Amount($)          Value($)
                                                              -------       -------     --------         ---------          --------
U.S. GOVERNMENT (4.6%)
U.S. Treasury Note                                              AAA           3.00      11/15/07           700,000           683,593
U.S. Treasury Note                                              AAA           4.63      05/15/06           500,000           501,739
U.S. Treasury Strip                                             AAA           0.00      02/15/17         2,500,000         1,497,493
                                                                                                                          ----------
                                                                                                                           2,682,825
                                                                                                                          ----------
U.S. GOVERNMENT AGENCIES (63.2%)
MORTGAGE-BACKED OBLIGATIONS (37.6%)
FHLMC                                                           AAA           8.00      07/15/06             5,395             5,389
FHLMC                                                           AAA           5.00      06/15/17           500,000           501,141
FHLMC                                                           AAA           7.00      09/15/31             2,331           729,146
FNMA                                                            AAA           4.00      10/15/26           750,000           287,280
FNMA                                                            AAA           8.00      03/01/31            16,597            17,152
FNMA                                                            AAA           7.50      06/01/31            16,205            13,430
FNMA                                                            AAA           7.00      09/01/31            23,836            23,180
FNMA                                                            AAA           7.00      11/01/31            57,771            55,503
FNMA                                                            AAA           7.50      02/01/32            53,825            22,325
FNMA                                                            AAA           6.00      03/01/32           108,753           109,756
FNMA                                                            AAA           7.00      04/01/32            87,451            90,491
FNMA                                                            AAA           6.50      04/01/32            87,825            86,390
FNMA                                                            AAA           6.00      04/01/32            82,845            78,809
FNMA                                                            AAA           6.00      04/01/32            54,517            43,695
FNMA                                                            AAA           7.50      04/01/32            25,046            26,222
FNMA                                                            AAA           8.00      04/01/32            12,006             7,637
FNMA                                                            AAA           8.00      04/01/32             7,145             3,361
FNMA                                                            AAA           6.00      05/01/32            75,074            56,965
FNMA                                                            AAA           6.50      05/01/32            83,844            84,251
FNMA                                                            AAA           6.50      05/01/32            76,487            60,475
FNMA                                                            AAA           7.50      06/01/32            21,095         1,279,261
FNMA                                                            AAA           7.00      06/01/32            12,830            12,835
FNMA                                                            AAA           6.50      07/01/32           106,521            91,540
FNMA                                                            AAA           6.00      05/01/33           450,641           450,888
FNMA                                                            AAA           5.00      06/01/33           564,333           481,884
FNMA                                                            AAA           5.50      07/01/33           380,215           375,096
FNMA                                                            AAA           5.50      09/01/33           231,164           230,898
FNMA                                                            AAA           5.50      10/01/33           523,944           468,871
FNMA                                                            AAA           5.00      11/01/33           718,424           701,075
FNMA                                                            AAA           5.50      03/01/34           210,887           202,708

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                    Rating*       Rate(%)     Maturity         Amount($)          Value($)
                                                              -------       -------     --------         ---------          --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                            AAA           5.00      03/01/34           206,581           200,181
FNMA                                                            AAA           5.50      03/01/34           128,035           120,581
FNMA                                                            AAA           5.00      04/01/34           257,132           231,271
FNMA                                                            AAA           5.00      04/01/34           163,088           128,094
FNMA                                                            AAA           4.50      06/01/34           344,848           288,385
FNMA                                                            AAA           5.50      07/01/34           365,414           357,190
FNMA                                                            AAA           6.50      07/01/34           325,276           329,129
FNMA                                                            AAA           5.50      09/01/34         1,279,169           704,955
FNMA                                                            AAA           6.00      09/01/34           577,832           524,187
FNMA                                                            AAA           6.50      09/01/34           224,320           221,666
FNMA                                                            AAA           5.50      09/01/34         1,171,842           306,381
FNMA                                                            AAA           5.50      09/01/34           306,359           171,649
FNMA                                                            AAA           6.00      10/01/34           645,766           587,617
FNMA                                                            AAA           5.50      10/01/34           200,167           172,392
FNMA                                                            AAA           6.00      11/01/34           443,380           420,872
FNMA                                                            AAA           5.50      02/01/35           287,259           398,811
FNMA                                                            AAA           5.12      02/01/35           279,494           273,705
FNMA                                                            AAA           5.50      04/01/35           398,861           553,753
FNMA                                                            AAA           5.00      04/01/35           429,845           383,993
FNMA                                                            AAA           5.00      06/01/35           294,533           279,459
FNMA                                                            AAA           5.50      08/01/35           468,930           458,247
FNMA                                                            AAA           5.00      09/01/35           498,684           488,274
FNMA                                                            AAA           7.00      10/25/07             3,368         1,171,927
FNMA                                                            AAA           5.00      10/25/15           375,000           365,440
FNMA                                                            AAA           6.50      09/01/16            22,410            21,191
FNMA                                                            AAA           6.50      03/01/17            42,241            32,436
FNMA                                                            AAA           5.50      04/01/17            25,833            24,952
FNMA                                                            AAA           5.50      05/01/17            31,954            27,851
FNMA                                                            AAA           5.50      05/01/17            27,438            26,505
FNMA                                                            AAA           6.50      05/01/17            20,486            17,745
FNMA                                                            AAA           6.50      06/01/17           109,013           110,638
FNMA                                                            AAA           5.50      06/01/17            54,680            55,443
FNMA                                                            AAA           5.00      04/01/18           482,822            76,349
FNMA                                                            AAA           4.50      05/01/18           279,015           252,070
FNMA                                                            AAA           5.00      09/01/18           221,576           210,985
FNMA                                                            AAA           4.50      12/01/18           225,967           221,145

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                           Face
LONG-TERM DEBT SECURITIES:                                    Rating*       Rate(%)     Maturity         Amount($)          Value($)
                                                              -------       -------     --------         ---------          --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                            AAA           4.50      02/01/19           123,050           112,767
FNMA                                                            AAA           5.00      09/01/20           247,865           247,296
FNMA                                                            AAA           5.00      10/01/20           500,000           498,853
FNMA                                                            AAA           4.00      05/01/19           398,769           380,392
FNMA                                                            AAA           4.50      05/01/19           345,127           334,814
FNMA                                                            AAA           4.50      06/01/19           715,430           656,701
FNMA                                                            AAA           4.50      06/01/19           364,504           338,202
FNMA                                                            AAA           5.50      09/01/19           169,871           159,878
GNMA (2)                                                        AAA           6.50      04/15/31             8,441             2,452
GNMA (2)                                                        AAA           7.00      05/15/31            28,674            13,594
GNMA (2)                                                        AAA           7.00      09/15/31            12,045            12,512
GNMA (2)                                                        AAA           6.50      10/15/31            42,039            30,157
GNMA (2)                                                        AAA           6.50      12/15/31            13,061            12,668
GNMA (2)                                                        AAA           7.00      05/15/32            11,897            11,889
GNMA (2)                                                        AAA           6.50      05/15/32            11,427             8,785
GNMA (2)                                                        AAA           4.50      05/01/34           179,847         2,140,408
GNMA (2)                                                        AAA           6.27      10/16/27         2,000,000            43,753
                                                                                                                          ----------
                                                                                                                          21,818,244
                                                                                                                          ----------
NON-MORTGAGE-BACKED OBLIGATION (25.6%)
FFCB                                                            AAA           2.88      06/29/06           500,000           494,840
FHLB                                                            AAA           4.88      08/16/10         1,000,000           998,069
FHLMC                                                           AAA           4.38      07/17/15         1,500,000         1,465,013
FHLMC                                                           AAA           5.20      03/05/19         3,000,000         2,965,459
FNMA                                                            AAA           4.25      07/15/07         1,000,000           997,469
FNMA                                                            AAA           3.25      01/15/08         3,000,000         2,923,473
FNMA                                                            AAA           3.25      02/15/09         1,500,000         1,443,321
FNMA                                                            AAA           4.20      12/26/13         2,000,000         1,987,914
FNMA                                                            AAA           4.13      04/15/14         1,650,000         1,592,824
                                                                                                                          ----------
                                                                                                                          14,868,382
                                                                                                                          ----------
BASIC MATERIALS (2.1%)
International Paper Co.                                         BBB           4.25      01/15/09           250,000           244,549
Monsanto Co.                                                    A-            4.00      05/15/08           250,000           245,645
PolyOne Corp.                                                   B+            7.50      12/15/15           250,000           227,500
Praxair, Inc.                                                   A-            6.90      11/01/06           500,000           511,648
                                                                                                                          ----------
                                                                                                                           1,229,342
                                                                                                                          ----------

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                           Face
LONG-TERM DEBT SECURITIES:                                    Rating*       Rate(%)     Maturity         Amount($)          Value($)
                                                              -------       -------     --------         ---------          --------
CONSUMER, CYCLICAL (5.1%)
Belo Corporation                                                BBB           8.00      11/01/08           250,000           268,349
Caterpillar Fin. Svc                                            A             2.63      01/30/07           250,000           244,010
Coors Brewing Co.                                               BBB           6.38      05/15/12           250,000           264,880
Cox Communications, Inc. Cl A                                   BBB-          3.88      10/01/08           250,000           242,613
Daimlerchrysler                                                 BBB           4.05      06/04/08           100,000            97,656
Dow Jones & Co.                                                 A-            3.88      02/15/08           100,000            98,451
Fruit of the Loom, Inc. (1)                                     NR            7.00      03/15/11           133,583            12,505
Fruit of the Loom, Inc. (1)                                     NR            7.38      11/15/23            73,277                 7
Kellwood Co.                                                    BB            7.88      07/15/09           250,000           249,319
May Dept Stores Co.                                             BBB           4.80      07/15/09           250,000           249,008
Newell Rubbermaid                                               BBB           4.63      12/15/09           500,000           492,023
Quebecor World Cap. Corp.                                       BB+           4.88      11/15/08           250,000           239,523
Stanley Works                                                   A             3.50      11/01/07           250,000           244,385
Target Corp.                                                    A+            5.38      06/15/09           250,000           255,747
                                                                                                                          ----------
                                                                                                                           2,958,476
                                                                                                                          ----------
CONSUMER, NON-CYCLICAL (2.1%)
Coca-Cola Enterprises, Inc.                                     A             2.50      09/15/06           250,000           245,030
General Mills, Inc.                                             BBB+          2.63      10/24/06           250,000           244,182
Kellogg Co.                                                     BBB+          2.88      06/01/08           250,000           238,547
Safeway, Inc.                                                   BBB-          2.50      11/01/05           250,000           249,475
Wal-Mart Stores, Inc.                                           AA            6.88      08/10/09           250,000           269,263
                                                                                                                          ----------
                                                                                                                           1,246,497
                                                                                                                          ----------
ENERGY (1.3%)
Anadarko Petroleum Corp.                                        BBB+          3.25      05/01/08           250,000           241,499
Cooper Cameron Corp.                                            BBB+          2.65      04/15/07           250,000           241,636
Ocean Energy, Inc.                                              BBB           4.38      10/01/07           250,000           248,543
                                                                                                                          ----------
                                                                                                                             731,678
                                                                                                                          ----------
FINANCIAL (13.9%)
American Honda Finance                                          A+            3.85      11/06/08           250,000           244,443
American Express Credit Corp.                                   A+            3.00      05/16/08           250,000           240,840
Berkshire Hathaway Financial                                    AAA           4.20      12/15/10           250,000           244,031
Brandywine Realty Trust                                         BBB           4.50      11/01/09           250,000           243,588
CIT Group  Hldgs., Inc.                                         A             2.88      09/29/06           250,000           245,906
CenterPoint PPTS                                                BBB           5.25      07/15/11           250,000           250,450
Colonial Rlty LP                                                BBB           4.80      04/01/11           200,000           193,534
Deere Capital Corp.                                             A-            3.90      01/15/08           500,000           492,159
Developers Diversified Realty                                   BBB           5.00      05/03/10           200,000           198,809

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                           Face
LONG-TERM DEBT SECURITIES:                                    Rating*       Rate(%)     Maturity         Amount($)          Value($)
                                                              -------       -------     --------         ---------          --------
FINANCIAL (Cont'd.)
First Horizon Mtge. Trust                                       AAA           5.00      06/25/33           722,922           719,856
First Tennessee Natl                                            BBB+          4.50      05/15/13           500,000           479,001
FleetBoston Financial Group                                     AA-           3.85      02/15/08           250,000           246,289
Ford Motor Credit Co.                                           BB+           7.38      10/28/09           250,000           241,487
General Motors Acceptance Corp.                                 BB            0.00      12/01/12           500,000           266,169
GE Capital Corp.                                                AAA           5.45      01/15/13           500,000           517,624
Goldman Sachs Group, Inc.                                       A+            3.88      01/15/09           250,000           243,776
Lehman Brothers Hlds                                            A             4.00      01/22/08           250,000           246,626
Markel Corp.                                                    BBB           6.80      02/15/13           150,000           158,612
Markel Corp.                                                    BBB           7.00      05/15/08           100,000           104,511
National City Bk                                                A+            3.38      10/15/07           250,000           245,744
Natl. Rural Utils. Coop                                         A+            3.88      02/15/08           250,000           246,092
Northern Trust Co.                                              AA-           2.88      12/15/06           250,000           244,801
Roslyn Bancorp                                                  BBB           7.50      12/01/08           250,000           267,739
SLM Corp.                                                       A             4.00      01/15/09           250,000           245,567
Shurgard Storage Centers, Inc.                                  BBB           7.75      02/22/11           250,000           276,147
Textron Finance Corp.                                           A-            2.69      10/03/06           250,000           245,776
US Bank NA                                                      AA-           2.85      11/15/06           250,000           244,805
Union Planters Bank                                             A+            5.13      06/15/07           250,000           251,541
Wells Fargo & Company                                           AA-           3.50      04/04/08           250,000           243,972
                                                                                                                          ----------
                                                                                                                           8,089,895
                                                                                                                          ----------
HEALTHCARE (1.3%)
Baxter Intl.,  Inc.                                             A-            5.25      05/01/07           250,000           252,051
UnitedHealth Group, Inc.                                        A             3.38      08/15/07           250,000           244,674
Wyeth                                                           A             5.50      03/15/13           250,000           256,390
                                                                                                                          ----------
                                                                                                                             753,115
                                                                                                                          ----------
INDUSTRIAL (2.5%)
Bunge Ltd .Fin. Corp.                                           BBB           5.35      04/15/14           250,000           251,236
Comcast Cable Communications                                    BBB+          6.20      11/15/08           250,000           259,630
Deluxe Corp.                                                    BBB+          3.50      10/01/07           250,000           242,524
Seariver Maritime                                               AAA           0.00      09/01/12         1,000,000           718,551
                                                                                                                          ----------
                                                                                                                           1,471,941
                                                                                                                          ----------
TECHNOLOGY (0.5%)
Arrow Electronics, Inc.                                         BBB           6.88      06/01/18           250,000           265,073
                                                                                                                          ----------

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                           Face
LONG-TERM DEBT SECURITIES:                                    Rating*       Rate(%)     Maturity         Amount($)          Value($)
                                                              -------       -------     --------         ---------          --------
TELECOMMUNICATIONS (0.9%)
Nextel Communications, Inc.                                     A-            5.25      01/15/10           250,000           251,875
Verizon Global                                                  A+            4.00      01/15/08           250,000           246,889
                                                                                                                          ----------
                                                                                                                             498,764
                                                                                                                          ----------
UTILITIES (1.6%)
Kinder Morgan                                                   BBB           5.15      03/01/15           250,000           246,692
Pepco Holdings                                                  BBB           4.00      05/15/10           200,000           191,893
Telecom de Puerto Rico                                          BBB           6.80      05/15/09           250,000           263,552
Virginia Elec. & Pwr. Co.                                       BBB           4.50      12/15/10           250,000           245,626
                                                                                                                          ----------
                                                                                                                             947,763
                                                                                                                          ----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $58,643,785) 99.1%                                                                 57,561,995
                                                                                                                          ----------

----------
*     Ratings as per Standard & Poor's Corporation.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                               Face
SHORT-TERM DEBT SECURITIES:                                     Rate(%)        Maturity      Amount($)         Value($)
                                                                -------        --------      ---------         --------
COMMERCIAL PAPER (0.9%)
Anheuser-Busch Co                                                3.77          10/03/05       510,000             509,893
                                                                                                              -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $509,893) 0.9%                                                            509,893
                                                                                                              -----------
TOTAL INVESTMENTS (Cost: $59,153,678) 100.0%                                                                  $58,071,888
                                                                                                              ===========

----------

 Abbreviations: FFCB = Federal Farm Credit Bank
                FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association
                GNMA = Government National Mortgage Association
                NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)   U. S. Government guaranteed security.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of September 30, 2005 is 2.1%.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Bond Fund are:

Unrealized Appreciation                            $    175,402

Unrealized Depreciation                              (1,257,191)
                                                   ------------
Net                                                $ (1,081,789)
                                                   ============
Cost of Investments                                $ 59,153,678
                                                   ============

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                           Face
SHORT-TERM DEBT SECURITIES:                                   Rating*       Rate(%)     Maturity         Amount($)          Value($)
                                                              -------       -------     --------         ---------          --------
U.S. GOVERNMENT AGENCIES (31.7%)
FHLB                                                            AAA           3.55      10/21/05           131,000           130,741
FNMA                                                            AAA           3.55      10/19/05         2,235,000         2,231,016
FNMA                                                            AAA           3.50      10/03/05         2,000,000         1,999,610
FNMA                                                            AAA           3.51      10/05/05         1,800,000         1,799,295
FNMA                                                            AAA           3.51      10/12/05         1,300,000         1,298,600
FNMA                                                            AAA           3.56      10/19/05         1,000,000           998,212
FNMA                                                            AAA           3.58      10/19/05           860,000           858,455
FNMA                                                            AAA           3.55      10/13/05           495,000           494,412
FHLMC                                                           AAA           3.57      10/18/05         3,000,000         2,994,929
FHLMC                                                           AAA           3.56      10/18/05         2,703,000         2,698,438
FHLMC                                                           AAA           3.52      10/11/05         1,900,000         1,898,134
FHLMC                                                           AAA           3.51      10/11/05         1,400,000         1,398,629
FHLMC                                                           AAA           3.53      10/18/05           700,000           698,829
FHLMC                                                           AAA           3.50      10/04/05           600,000           599,824
FHLMC                                                           AAA           3.51      10/04/05           350,000           349,897
FHLMC                                                           AAA           3.54      10/11/05           200,000           199,802
                                                                                                                         -----------
                                                                                                                          20,648,823
                                                                                                                         -----------

COMMERCIAL PAPER (68.3%)
7-Eleven Inc.                                                  A1+/P1         3.75      10/26/05         1,850,000         1,845,180
American Express Credit Corp.                                  A1/P1          3.72      10/14/05         1,850,000         1,847,513
Anheuser-Busch Co                                              A1/P1          3.77      10/03/05         1,804,000         1,803,622
Becton Dickinson & Co.                                         A1/P1          3.73      10/24/05         1,522,000         1,518,370
Caterpillar, Inc.                                              A1/P1          3.75      10/21/05         1,850,000         1,846,145
Coca Cola Enterprises                                          A1/P1          3.77      10/03/05         1,260,000         1,259,736
Coca Cola Enterprises                                          A1/P1          3.75      10/07/05           600,000           599,625
Colgate-Palmolive Co.                                          A1+/P1         3.75      10/20/05           700,000           698,614
Exxon Asset Management Corp.                                   A1+/P1         3.70      10/13/05         1,000,000           998,766
Gannett Co., Inc.                                              A1/P1          3.74      11/02/05         1,000,000           996,672
Gannett Co., Inc.                                              A1/P1          3.73      10/04/05           500,000           499,844
Gannett Co., Inc.                                              A1/P1          3.75      10/14/05           500,000           499,322
General Elec Cap Corp.                                         A1+/P1         3.75      10/26/05           250,000           249,349
General Electric Capital Corp.                                 A1+/P1         3.64      10/24/05           700,000           698,366
General Electric Capital Corp.                                 A1+/P1         3.77      11/03/05           700,000           697,580
General Electric Capital Corp.                                 A1+/P1         3.80      11/02/05           200,000           199,324
IBM Capital, Inc.                                              A1/P1          3.77      10/05/05           250,000           249,895
IBM Credit Corp.                                               A1/P1          3.80      10/03/05         1,600,000         1,599,662

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                           Face
SHORT-TERM DEBT SECURITIES:                                   Rating*       Rate(%)     Maturity         Amount($)          Value($)
                                                              -------       -------     --------         ---------          --------

COMMERCIAL PAPER (Cont'd.)
Kimberly-Clark Worldwide                                       A1+/P1         3.79      10/03/05         1,850,000         1,849,610
Merck & Co., Inc.                                              A1+/P1         3.71      10/03/05         1,139,000         1,138,765
National Rural Utilities                                       A1/P1          3.77      10/31/05         1,850,000         1,844,187
Nestle Capital Corp.                                           A1+/P1         3.58      10/17/05         1,800,000         1,797,123
NetJets, Inc.                                                  A1+/P1         3.59      10/12/05         1,800,000         1,798,016
New York Times Co.                                             A1/P1          3.57      10/03/05         1,000,000           999,801
New York Times Co.                                             A1/P1          3.72      10/17/05           850,000           848,593
Novartis Finance Corp.                                         A1+/P1         3.82      10/03/05         1,850,000         1,849,607
PepsiCo Inc.                                                   A1/P1          3.70      10/17/05           800,000           798,683
PepsiCo Inc.                                                   A1/P1          3.71      10/05/05           477,000           476,803
PepsiCo Inc.                                                   A1/P1          3.75      10/17/05           445,000           444,258
Pfizer, Inc.                                                   A1+/P1         3.70      10/17/05         1,800,000         1,797,037
Procter & Gamble Co.                                           A1+/P1         3.73      10/26/05         1,800,000         1,795,335
Sherwin-Williams                                               A1/P1          3.70      10/11/05         1,050,000         1,048,920
Sherwin-Williams                                               A1/P1          3.70      10/03/05           800,000           799,835
Siemens Capital Corp.                                          A1+/P1         3.73      10/21/05         1,050,000         1,047,823
Siemens Capital Corp.                                          A1+/P1         3.75      10/21/05           400,000           399,167
Unilever Capital Corp.                                         A1/P1          3.86      10/03/05         1,874,000         1,873,598
Wal-Mart Stores                                                A1+/P1         3.74      10/25/05         1,350,000         1,346,634
Wal-Mart Stores                                                A1+/P1         3.75      10/12/05           500,000           499,427
XTRA, Inc.                                                     A1+/P1         3.73      10/07/05           700,000           699,564
XTRA, Inc.                                                     A1+/P1         3.78      10/26/05           650,000           648,293
XTRA, Inc.                                                     A1+/P1         3.78      10/25/05           490,000           488,765
                                                                                                                         -----------
                                                                                                                          44,397,429
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $65,046,252) 100.0%                                                              $65,046,252
                                                                                                                         ===========

----------

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

*     Ratings as per Standard & Poor's Corporation.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Money Market Fund are:

Unrealized Appreciation                            $         0

Unrealized Depreciation                                      0
                                                   -----------
Net                                                $         0
                                                   -----------
Cost of Investments                                $65,046,252
                                                   ===========

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

         (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Attached hereto.

         Exhibit 99 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                         Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     Mutual of America Institutional Funds, Inc.

                                     By: /s/ JOHN R. GREED
                                     -------------------------------------------
                                     John R. Greed
                                     Chairman of the Board,
                                     President and Chief Executive Officer of
                                     Mutual of America Institutional Funds, Inc.

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     By: /s/ JOHN R. GREED
                                     -------------------------------------------
                                     John R. Greed
                                     Chairman of the Board,
                                     President and Chief Executive Officer of
                                     Mutual of America Institutional Funds, Inc.

Date: November 22, 2005

                                     By: /s/ MANFRED ALTSTADT
                                     -------------------------------------------
                                     Manfred Altstadt
                                     Senior Executive Vice President,
                                     Chief Financial Officer and Treasurer of
                                     Mutual of America Institutional Funds, Inc.

Date: November 22, 2005